File No. 333-______

                   As filed with the SEC on ________ ___, 2005
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No. __
                         Post-Effective Amendment No. __
                        (Check appropriate box or boxes)

                        FEDERATED STOCK & BOND FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-341-7400
                        (Area Code and Telephone Number)
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

                                   Copies to:

                           Matthew G. Maloney, Esquire
                     Dickstein Shapiro Morin & Oshinsky LLP
                                2101 L Street, NW
                            Washington, DC 20037-1526
                                 (202) 828-2218

            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.




No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.








                           VINTAGE MUTUAL FUNDS, INC.
                               Vintage Equity Fund
                               Vintage Growth Fund
                              Vintage Balanced Fund

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ___________, 2005

TO SHAREHOLDERS OF THE VINTAGE EQUITY FUND, VINTAGE GROWTH FUND AND VINTAGE BALANCED FUND, PORTFOLIOS OF THE VINTAGE MUTUAL FUNDS, INC.: A special meeting of the shareholders of the Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund (collectively, the "Vintage Funds"), will be held at ________________, at ___ p.m. (Central time), on_______________, for the following purposes:

1. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which the Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, would acquire all of the assets of the Vintage Equity Fund in exchange for Class A Shares of the Federated Capital Appreciation Fund to be distributed pro rata by the Vintage Equity Fund to its shareholders, in complete liquidation and termination of the Vintage Equity Fund;

2. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which the Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, would acquire all of the assets of the Vintage Growth Fund in exchange for Class A Shares of the Federated Capital Appreciation Fund to be distributed pro rata by the Vintage Growth Fund to its shareholders, in complete liquidation and termination of the Vintage Growth Fund;

3. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which the Federated Stock & Bond Fund, Inc. would acquire all of the assets of the Vintage Balanced Fund in exchange for Class A Shares of the Federated Stock & Bond Fund, Inc. to be distributed pro rata by the Vintage Balanced Fund to its shareholders, in complete liquidation and termination of the Vintage Balanced Fund; and

4. To transact such other business as may properly come before the special meeting or any adjournment thereof.


The Board of Directors has fixed ______________, 2005 as the record date for determination of shareholders entitled to vote at the special meeting.

                                                By Order of the Board of
                                                Directors,


                                                ----------------
                                                Secretary or Assistant
                                                Secretary


___________, 2005


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YOU CAN HELP THE VINTAGE MUTUAL FUNDS, INC. AVOID THE NECESSITY AND EXPENSE OF
SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.
------------------------------------------------------------------------------






                           PROSPECTUS/PROXY STATEMENT

                               _____________, 2005


                          Acquisition of the assets of

                               VINTAGE EQUITY FUND
                  a portfolio of Vintage Mutual Funds, Inc.

                           1415 28th Street, Suite 200
                            West Des Moines, IA 50266

                                 1-800-438-6875

                   By and in exchange for Class A Shares of

                      FEDERATED CAPITAL APPRECIATION FUND,
                      a portfolio of Federated Equity Funds

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-341-7400


                          Acquisition of the assets of

                               VINTAGE GROWTH FUND
                  a portfolio of Vintage Mutual Funds, Inc.

                           1415 28th Street, Suite 200
                            West Des Moines, IA 50266

                                 1-800-438-6875

                   By and in exchange for Class A Shares of

                      FEDERATED CAPITAL APPRECIATION FUND,
                      a portfolio of Federated Equity Funds

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-341-7400








                          Acquisition of the assets of

                              VINTAGE BALANCED FUND
                  a portfolio of Vintage Mutual Funds, Inc.
                           1415 28th Street, Suite 200
                            West Des Moines, IA 50266

                                 1-800-438-6875

                   By and in exchange for Class A Shares of

                        FEDERATED STOCK & BOND FUND, INC.

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-341-7400








      This Prospectus/Proxy Statement describes the proposal for the reorganizations (the "Reorganizations") under separate Agreements and Plans of Reorganization (together, the "Plans"), pursuant to which the Vintage Growth Fund and the Vintage Equity Fund would transfer all their assets to the Federated Capital Appreciation Fund in exchange for Class A shares of the Federated Capital Appreciation Fund and the Vintage Balanced Fund would transfer all its assets to the Federated Stock & Bond Fund, Inc., in exchange for Class A Shares of the Federated Stock and Bond Fund, Inc. (collectively, "Federated Fund Shares"). Hereinafter, the Federated Capital Appreciation Fund and the Federated Stock & Bond Fund, Inc. will be referenced as each a "Federated Fund" or together, the "Federated Funds"; the Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund will be referenced as each a "Vintage Fund" and together, the "Vintage Funds." Shares of the respective Federated Fund will be distributed pro rata by each Vintage Fund to its shareholders in complete liquidation and dissolution of each Vintage Fund. The Federated Capital Appreciation Fund and the Vintage Funds are open-end, diversified series of management investment companies registered under the 1940 Act, which continuously offer to sell shares. The Federated Stock & Bond Fund, Inc. is an open-end diversified management investment company registered under the 1940 Act, which continuously offers to sell shares. As a result of the Reorganization, each owner of shares of a Vintage Fund will become the owner of the applicable Federated Fund Shares having a total net asset value ("NAV") equal to the total NAV of his or her holdings in the applicable Vintage Fund on the date of the Reorganization (the "Closing Date"). The separate Plans of Reorganization are substantially identical, and a form of each plan is attached as Exhibit A.

      For a comparison of the investment policies of the Vintage Funds and the Federated Funds with which your Vintage Fund would be combined, see "Summary - Comparison of Investment Objectives, Policies, Limitations and Risks." Information concerning Federated Fund Shares, as compared to shares of the Vintage Funds, is included in this Prospectus/Proxy Statement in the sections entitled "Summary - Comparative Fee Tables" and "Information About the Reorganizations - Description of Federated Fund Shares and Capitalization."

      This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about each Federated Fund that a prospective investor should know before voting on the Reorganization. This Prospectus/Proxy Statement is accompanied by the Prospectuses of the Federated Capital Appreciation Fund dated December 31, 2004 and the Federated Stock & Bond Fund, Inc. dated January 31, 2005, as applicable, each of which are incorporated herein by reference. This Prospectus/Proxy Statement is also accompanied by the Prospectus of the Federated Capital Appreciation Fund dated December 31, 2004 and the Federated Stock & Bond Fund, Inc. dated January 31, 2005. A Statement of Additional Information relating to this Prospectus/Proxy Statement dated ____________, 2005, is incorporated herein by reference. Statements of Additional Information for the Federated Capital Appreciation Fund dated December 31, 2004 and the Federated Stock & Bond Fund, Inc. dated January 31, 2005; and a Statement of Additional Information for the Vintage Funds dated July 29, 2004, have been filed with the Securities and Exchange Commission (the "Commission") and are incorporated herein by reference. Further information about the Federated Capital Appreciation Fund's performance is contained in the Federated Capital Appreciation Fund's Annual Report for its fiscal year ended October 31, 2004, and the Semi-Annual Report relating to the period ended April 30, 2005, each of which is incorporated herein by reference. Further information about the Federated Stock & Bond Fund, Inc.'s performance is contained in the Federated Stock & Bond Fund, Inc.'s Annual Report for its fiscal year ended November 31, 2004, and the Semi-Annual Report relating to the period ended May 31, 2004, each of which is incorporated herein by reference. Further information about the Vintage Funds' performance is contained in the Vintage Funds' Annual Report for its fiscal year ended March 31, 2005 and the Semi-Annual Report relating to the period ended September 30, 2004, which is incorporated herein by reference. Copies of these materials and other information about the Federated Funds and the Vintage Funds may be obtained without charge by writing or by calling the Federated Funds or the Vintage Funds at the addresses and telephone numbers shown on the previous pages.





      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

      THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THESE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.










TABLE OF CONTENTS
                                                                            Page

 SUMMARY
   Reasons for the Proposed Reorganizations Comparison of Investment Objectives, Policies and Risks Investment Limitations-Each Federated Fund and Vintage Fund Comparative Fee Tables Comparison of Potential Risks and Rewards; Performance Information Investment Advisers Portfolio Managers Advisory and Other Fees
   Purchases, Redemptions and Exchange Procedures; Dividends and Distributions


INFORMATION ABOUT THE REORGANIZATIONS
   Description of the Plans of Reorganization
   Description of Federated Fund Shares and Capitalization
   Federal Income Tax Consequences
   Agreement Among AMCORE/IMG and Federated Investors, Inc.
   Reasons for the Reorganizations
   Comparative Information on Shareholder Rights and Obligations

INFORMATION ABOUT THE FEDERATED FUNDS AND THE VINTAGE FUNDS
   Federated Funds
   Vintage Funds

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING
   Proxies, Quorum and Voting at the Special Meeting
   Share Ownership of the Funds

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

AGREEMENTS AND PLANS OF REORGANIZATION (Exhibit A)                       A-1

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (Exhibit B)                  B-1






                                     SUMMARY

      This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated by reference into this Prospectus/Proxy Statement. A form of each Plan is attached to this Prospectus/Proxy Statement as Exhibit A. For more complete information, please read the Prospectuses of the Federated Funds and the Vintage Funds, and the Statement of Additional Information relating to this Prospectus/Proxy Statement, all of which accompany this Prospectus/Proxy Statement.

      REASONS FOR THE PROPOSED REORGANIZATIONS

      The Board of Directors ("Board" or "Directors") of the Vintage Funds has voted to recommend to holders of shares of each Vintage Fund the approval of the Plans whereby (a) the Federated Capital Appreciation Fund would acquire all of the assets of the Vintage Growth Fund and the Vintage Equity Fund in exchange for the Federated Capital Appreciation Fund's Class A Shares to be distributed pro rata by the Vintage Growth Fund and Vintage Equity Fund to its shareholders in complete liquidation and dissolution of the Vintage Growth Fund and (b) the Federated Stock & Bond Fund, Inc. would acquire all of the assets of the Vintage Balanced Fund in exchange for the Federated Stock & Bond Fund Inc.'s Class A Shares to be distributed pro rata by the Vintage Balanced Fund to its shareholders in complete liquidation and dissolution of the Vintage Balanced Fund. As a result of the Reorganizations, each shareholder of a Vintage Fund will become the owner of the applicable Federated Fund Shares having a total NAV equal to the total NAV of his or her holdings in the applicable Vintage Fund on the date of the Reorganizations, i.e., the Closing Date.

      The Board of the Vintage Funds, including the Directors who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act"), has concluded that the Reorganizations would be in the best interests of the Vintage Fund shareholders. This determination was made after AMCORE Financial, Inc., ("AMCORE") and its wholly owned subsidiary, Investors Management Group, Ltd., the Vintage Fund's investment adviser ("IMG"), advised the Directors that the long-term viability of the Vintage Funds is questionable, particularly in light of the relatively low level of assets in the Vintage Funds and the decline in such assets in the recent past, as well as the increased costs associated with the need to comply with certain regulations recently promulgated by the Securities and Exchange Commission. Accordingly, AMCORE/IMG have over the past several months actively pursued alternatives which would allow shareholders to continue their original investment objectives through a tax-free combination of their Vintage Fund's portfolio with a comparable portfolio of another fund group(s). After extensive discussions between representatives of AMCORE/IMG and Federated Investors, Inc. ("Federated"), AMCORE/IMG determined to recommend to the Board of the Vintage Funds and the Board of each Federated Fund to consider and approve the Reorganization as being in the best interest of shareholders.

      As a condition to each Reorganization, the Federated Fund and the corresponding Vintage Fund each will receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code, as amended, so that no gain or loss will be recognized by the Federated Fund, the corresponding Vintage Fund or the Vintage Fund's shareholders. The tax basis of the Federated Fund Shares received by the applicable Vintage Fund's shareholders will be the same as the tax basis of their shares in the applicable Vintage Fund. There may be taxes payable in connection with distributions, if any, by a Vintage Fund immediately before the closing date. These distributions may include gains realized on dispositions of portfolio securities in connection with the Reorganizations.



      THE BOARD OF DIRECTORS OF THE VINTAGE FUNDS UNANIMOUSLY RECOMMENDS THAT
                 YOU VOTE FOR APPROVAL OF THE REORGANIZATION.






COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RISKS

      FEDERATED CAPITAL APPRECIATION FUND - VINTAGE EQUITY FUND

      The investment objective of the Federated Capital Appreciation Fund is to provide capital appreciation. The investment objective of the Vintage Equity Fund is to provide long-term capital growth.

      Both the Federated Capital Appreciation Fund and the Vintage Equity Fund pursue their investment objective by investing primarily in common stocks of domestic companies. Both the Federated Capital Appreciation Fund and the Vintage Equity Fund may also invest in convertible securities and American Depositary Receipts (ADRs). However, the Vintage Equity Fund's investment strategy provides for the ability to invest in preferred securities to a greater extent than the Federated Capital Appreciation Fund's investment strategy. The Federated Capital Appreciation Fund's investment strategy provides for the ability to invest in derivative contracts such as, futures and options, in a greater extent than the Vintage Equity Fund's investment strategy. The capitalization of the companies in which the Federated Capital Appreciation Fund and the Vintage Equity Fund invest in may be different. The Federated Capital Appreciation Fund invests primarily in medium to large capitalization companies, while the Vintage Equity Fund invests primarily in large capitalization companies. The Federated Capital Appreciation Fund seeks to invest in companies that offer superior growth prospects or of companies whose stock is undervalued. The Vintage Equity Fund seeks to invest in companies with strong earnings potential. The Federated Capital Appreciation Fund evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies and then evaluates product positioning, management quality and sustainability of current growth trends of those companies. The Vintage Equity Fund's securities selection process features thorough research and fundamental analysis seeking to identify investment opportunities that exhibit growth potential. The Vintage Equity Fund selects investments based on a long-term perspective and emphasizes quality and consistency of earnings.

      All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either the Federated Capital Appreciation Fund or the Vintage Equity Fund. In addition, both the Federated Capital Appreciation Fund and the Vintage Equity Fund are subject to stock market risk, which is posed by the fact that the value of equity securities rises and falls over short or extended periods of time; liquidity risk, which is posed by the fact that the equity securities in which the Federated Capital Appreciation Fund and the Vintage Equity Fund may invest may be less readily marketable and may be subject to greater fluctuation in price than other securities; risk related to company size, which is posed by the fact that the companies in which the Vintage Equity Fund and the Federated Capital Appreciation Fund are able to invest in may tend to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital; and risk of investing in ADRs, which is posed by the fact that the ADRs in which the Federated Capital Appreciation Fund and the Vintage Equity Fund invests are issued by foreign companies, and therefore the share price of the Federated Capital Appreciation Fund and the Vintage Equity Fund may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case. However, the risks for the Federated Capital Appreciation Fund and the Vintage Equity Fund differ slightly in that the Federated Capital Appreciation Fund may be subject to the risks of investing in derivative contracts and sector risk to a greater extent than the Vintage Equity Fund. The risks of investing in derivative contracts, is posed by the fact that a fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments while sector risk, is posed by the fact that a fund may allocate relatively more assets to certain industry sectors than others, and therefore, the performance of the a fund may be more susceptible to any developments which affect those sectors emphasized by the fund.




      FEDERATED CAPITAL APPRECIATION FUND - VINTAGE GROWTH FUND

      The investment objective of the Federated Capital Appreciation Fund is to provide capital appreciation. The investment objective of the Vintage Growth Fund is to provide long-term capital appreciation.

      Both the Federated Capital Appreciation Fund and the Vintage Growth Fund pursue their investment objective by investing primarily in common stocks of domestic companies. Both the Federated Capital Appreciation Fund and the Vintage Growth Fund may also invest in convertible securities and American Depositary Receipts (ADRs). However, Vintage Growth Fund's investment strategy provides for the ability to invest in preferred securities to a greater extent than the Federated Capital Appreciation Fund's investment strategy. The Federated Capital Appreciation Fund's investment strategy provides for the ability to invest in derivative contracts such as, futures and options, in a greater extent than the Vintage Growth Fund's investment strategy. The capitalization of the companies in which the Federated Capital Appreciation Fund and the Vintage Growth Fund invest in may be different. The Federated Capital Appreciation Fund invests primarily in medium to large capitalization companies, while the Vintage Growth Fund invests primarily in companies with a range of capitalizations that exhibit a strong potential for price appreciation relative to the general equity markets. The Federated Capital Appreciation Fund seeks to invest in companies that offer superior growth prospects or of companies whose stock is undervalued. The Vintage Growth Fund seeks to invest in companies that exhibit a strong potential for price appreciation relative to the general equity markets. The Federated Capital Appreciation Fund evaluates each company's earnings quality in light of its current valuation to narrow the list of attractive companies and then evaluates product positioning, management quality and sustainability of current growth trends of those companies. The Vintage Growth Fund's securities selection process features thorough research and fundamental analysis seeking to identify investment opportunities that exhibit superior earnings potential and products in niche markets and stocks that are perceived to be temporarily undervalued.

      All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either the Federated Capital Appreciation Fund or the Vintage Growth Fund. In addition, both the Federated Capital Appreciation Fund and the Vintage Growth Fund are subject to stock market risk, which is posed by the fact that the value of equity securities rises and falls over short or extended periods of time; liquidity risk, which is posed by the fact that the equity securities in which the Federated Capital Appreciation Fund and the Vintage Growth Fund may invest may be less readily marketable and may be subject to greater fluctuation in price than other securities; risk related to company size, which is posed by the fact that the companies in which the Federated Capital Appreciation Fund and the Vintage Growth Fund are able to invest in may tend to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital; and risk of investing in ADRs, which is posed by the fact that the ADRs in which the fund invests are issued by foreign companies, and therefore the share price of the Federated Capital Appreciation Fund and the Vintage Growth Fund may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case. However, the risks for the Federated Capital Appreciation Fund and the Vintage Growth Fund differ slightly in that the Federated Capital Appreciation Fund may be subject to the risks of investing in derivative contracts and sector risk to a greater extent than the Vintage Growth Fund. The risks of investing in derivative contracts, is posed by the fact that a fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments while sector risk, is posed by the fact that a fund may allocate relatively more assets to certain industry sectors than others, and therefore, the performance of the fund may be more susceptible to any developments which affect those sectors emphasized by the fund.




      FEDERATED STOCK & BOND FUND, INC. - VINTAGE BALANCED FUND

      The investment objective of the Federated Stock & Bond Fund, Inc. is to provide relative safety of capital with the possibility of long-term growth of capital and income. The investment objective of the Vintage Balanced Fund is to provide long-term growth of capital and income.

      Both the Federated Stock & Bond Fund, Inc. and the Vintage Balanced Fund pursue their investment objective by investing primarily in common stocks of domestic companies, American Depositary Receipts (ADRs), mortgage-backed securities, collateralized mortgage obligations, Treasury securities, agency securities, corporate debt securities and asset-backed securities. During normal market conditions the Federated Stock & Bond Fund invests between 45% and 75% of its assets in equity securities and between 25% and 55% in fixed income securities. The Vintage Balanced Fund normally invests up to 75% of its assets in equity securities and at least 25% in fixed income securities. The Vintage Balanced Fund's investment strategy provides the ability to invest in convertible securities and preferred securities to a greater extent than the Federated Stock & Bond Fund's investment strategy. The Federated Stock & Bond Fund, Inc.'s investment strategy provides the ability to invest in derivative contracts such as futures contracts and options, in foreign securities and companies with smaller market capitalizations to a greater extent than the Vintage Balanced Fund. The Federated Stock & Bond Fund, Inc., with regard to the equity portion of the portfolio, invests primarily in securities of medium and large capitalization companies that offer superior growth prospects or of companies with stock that is undervalued. The Federated Stock & Bond Fund, Inc., with regard to the fixed income portion of the portfolio, invests primarily in domestic investment-grade debt securities. The Vintage Balanced Fund, with regard to the equity portion of the portfolio, selects investments based on an earnings focus that considers qualitative and qualitative factors. The Vintage Balanced Fund, with regard to the fixed income portion of the portfolio, expects to maintain a dollar-weighted average maturity of 4 to 10 years. The Vintage Balanced Fund will invest approximately 65% of the fixed income portion of its portfolio in investment grade securities.

      All mutual funds take investment risks. Therefore, it is possible to lose money by investing in either the Federated Stock & Bond Fund, Inc. or the Vintage Balanced Fund. In addition, both the Federated Stock & Bond Fund, Inc. and the Vintage Balanced Fund are subject to stock market risk, which is posed by the fact that the value of equity securities rises and falls over short or extended periods of time; risk of investing in ADRs, which is posed by the fact that the ADRs in which the Federated Stock & Bond Fund, Inc. and the Vintage Balanced Fund invests are issued by foreign companies, and therefore the share price of the Federated Stock & Bond Fund, Inc. and the Vintage Balanced Fund may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case; interest rate risk, which is posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt; credit risk, which is the possibility that an issuer will default on a security by failing to pay interest or principal when due; prepayment risk, which is posed by the relative volatility of mortgage-backed securities; and risk associated with noninvestment grade securities, which occurs because the Federated Stock & Bond Fund, Inc. and the Vintage Balanced Fund may invest a portion of its assets in securities rated below investment grade, which may be subject to greater interest rate, credit and liquidity risks than investment grade securities and allocation risk, which is posed by the fact that the allocation of the investments between equity and debt securities may have a more significant effect on a Fund's NAV when one of these asset classes is performing more poorly than the other..
      Since Federated Stock & Bond Fund, Inc. investment strategy provides the ability to invest in derivatives, foreign securities and companies with smaller market capitalizations to a greater extent than the Vintage Balanced Fund's investment strategy, the Federated Stock & Bond Fund may be subject to the following risks to a greater extent than the Vintage Balanced Fund:

      (a). liquidity risk, which is posed by the fact that certain securities may be less readily marketable and may be subject to greater fluctuation in price than other securities;
      (b). risk of investing in derivative contracts, which is posed by the fact that investing in derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments;
      (c) leverage risk, which is created when an investment exposes a fund to a level of risk that exceeds the amount invested;
      (d). risk related to company size, which is posed by mid and small market capitalization companies tending to have fewer shareholders, less liquidity, more volatility, unproven track records, limited product or service base and limited access to capital;
      (e). risk of foreign investing, which is posed by the fact that foreign securities may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case;
      (f). currency risk, which is posed by the fact that foreign securities are normally denominated and traded in foreign currencies and, as a result, the value of a fund's foreign investments may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar;
      (g). risks of investing in emerging market countries, which is posed by the fact that securities traded in emerging markets generally entail greater risks than securities issued or traded in developed markets; and
      (h). sector risk, which is posed by the fact that a fund may allocate relatively more assets to certain industry sectors than others, and therefore its performance may be more susceptible to any developments which affect those sectors emphasized by the fund.

INVESTMENT LIMITATIONS - EACH FEDERATED FUND AND VINTAGE FUND

      In addition to the objectives and policies described above, each Federated Fund and Vintage Fund is subject to certain investment limitations as described in the Prospectus and Statement of Additional Information of the Federated Capital Appreciation Fund dated December 31, 2004 and the Federated Stock & Bond Fund, Inc. dated January 31, 2005, as applicable, and the Prospectus and Statement of Additional Information of the Vintage Funds dated July 29, 2004, which set forth in full the investment objectives, policies and limitations of each Federated Fund and each Vintage Fund, all of which are incorporated by reference herein.

      A full description of the risks inherent in the investment in each Federated Fund and each Vintage Fund is also set forth their respective Prospectuses and Statements of Additional Information of the same date.

      A summary of the fundamental and non-fundamental limitations of the Federated Funds and the Vintage Funds are set forth on Annex A to this Prospectus/Proxy Statement.






COMPARATIVE FEE TABLES

      The Funds, like all mutual funds, incur certain expenses in their operations. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities.

FEDERATED CAPITAL APPRECIATION FUND - VINTAGE EQUITY FUND

FEES AND EXPENSES

This table describes the fees and expenses of the Federated Capital Appreciation Fund Class A Shares for its most recent fiscal year end as well as on a Pro Forma basis giving effect to the Reorganization, and the fees and expenses of the Vintage Equity Fund Class S and Class T Shares for its most recent fiscal year end.



                                                                                               Federated
                                                Federated                                      Capital
                                                Capital         Vintage         Vintage        Appreciation
                                                Appreciation    Equity          Equity         Fund
Shareholder Fees                                Fund            Fund            Fund           Class A
                                                Class A         Class S         Class          Shares
                                                  Shares         Shares         T              Pro Forma
                                                                                Shares         Combined(5)
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on            5.50%           None           None            5.50%
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a         None           None           None             None
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on             None           None           None             None
Reinvested Dividends (and other
Distributions) (as a percentage of offering
price)
Redemption Fee (as a percentage of amount          None           None           None             None
redeemed, if applicable)
Exchange Fee                                       None           None           None             None

Annual Fund Operating Expenses (Before
Waivers)(1)
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fee                                    0.75%          0.75%          0.75%            0.75%
Distribution (12b-1) Fee                         0.25%(2)       0.25%(3)                        0.25%(2)
                                                                                0.25%(3)
Shareholder Services Fee                          0.25%          0.25%                           0.25%
                                                                                0.25%(4)
Other Expenses                                    0.25%          0.50%          0.50%            0.25%
Total Annual Fund Operating Expenses              1.50%          1.75%          1.75%            1.50%

1 The percentages shown above are based on expenses for the entire fiscal years ended October 31, 2004, March 31, 2005, March 31, 2005, and October 31, 2004,
respectively. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the distributor and shareholder services provider waived certain amounts.
These are shown below along with the net expenses the Fund actually paid for the years ended October 31, 2004, March 31, 2005, March 31, 2005 and October 31,
2004, respectively.
  Total Waiver of Fund Expenses                    0.25%         0.25%             0.50%          0.25%
  Total Actual Fund Operating Expenses             1.25%         1.50%             1.25%          1.25%
  (after waiver)
2 The Federated Capital Appreciation Fund Class A Shares did not pay or accrue the distribution (12b-1) fee for the fiscal year ended October 31, 2004. The
Federated Capital Appreciation Fund Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee for the fiscal year ending
October 31, 2005.
3 The Vintage Equity Fund Class S Shares and Class T Shares did not pay or
accrue the distribution (12b-1) fee for the fiscal year ended March 31, 2005.
------------------------------------------------------------------------------

4 The shareholder services provider for the Vintage Equity Fund Class T Shares waived the entire shareholder services fee for the fiscal year ended March 31, 2005. The shareholder services provider may reduce or eliminate the fee waiver at any time.

5 Shareholders of the Vintage Equity Fund at the time of the Reorganization will not be subject to the sales charge on future purchases of the Federated Stock &
Bond Inc.






EXAMPLE
This Example is intended to help you compare the cost of investing in the
Federated Capital Appreciation Fund Class A Shares, the Vintage Equity Fund
Class S and Class T Shares and the Federated Capital Appreciation Fund Class A
Shares Pro Forma Combined with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Federated Capital Appreciation
Fund Class A Shares, the Vintage Equity Fund Class S and Class T Shares and the
Federated Capital Appreciation Fund Class A Shares Pro Forma Combined for the
time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
                                                1 Year          3 Years        5 Years        10 Years
Federated Capital Appreciation Fund Class        $694            $998          $1,323          $2,242
A Shares
Vintage Equity Fund Class S Shares               $178            $551           $949           $2,062
Vintage Equity Fund Class T Shares               $178            $551           $949           $2,062
Federated Capital Appreciation Fund Class
A Shares Pro Forma Combined                ---------------- --------------     $1,323          $2,242
                                                 $694            $998







FEDERATED CAPITAL APPRECIATION FUND - VINTAGE GROWTH FUND

FEES AND EXPENSES

This table describes the fees and expenses of the Federated Capital Appreciation
Fund Class A Shares for its most recent fiscal year end as well as on a Pro
Forma basis giving effect to the Reorganization, and the fees and expenses of the Vintage Growth Fund for its most recent fiscal year end.

                                                                                         Federated
                                                         Federated                       Capital
                                                         Capital                         Appreciation
                                                         Appreciation     Vintage        Fund
Shareholder Fees                                         Fund             Growth         Class A
                                                         Class A           Fund          Shares
                                                          Shares                         Pro Forma
                                                                                         Combined(5)
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as       5.50%           None            5.50%
a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage      None            None             None
of original purchase price or redemption proceeds, as
applicable)
Maximum Sales Charge (Load) Imposed on Reinvested          None            None             None
Dividends (and other Distributions) (as a percentage
of offering price)
Redemption Fee (as a percentage of amount redeemed,        None            None             None
if applicable)
Exchange Fee                                               None            None             None

Annual Fund Operating Expenses (Before Waivers)(1)
Expenses That are Deducted From Fund Assets (as a
percentage of average net assets)
Management Fee                                             0.75%          0.95%            0.75%
Distribution (12b-1) Fee                                 0.25%(2)                         0.25%(2)
                                                                          0.25%(3)
Shareholder Services Fee                                   0.25%                           0.25%
                                                                          0.25%(4)
Other Expenses                                             0.25%          0.59%            0.25%
Total Annual Fund Operating Expenses                       1.50%          2.04%            1.50%

1 The percentages shown above are based on expenses for the entire fiscal years ended October 31, 2004, March 31, 2005, and October 31, 2004, respectively.
However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated
average percentage. Although not contractually obligated to do so, the distributor and shareholder service provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the years ended October 31, 2004, March 31, 2005 and October 31, 2004, respectively.
  Total Waiver of Fund Expenses                          0.25%     0.50%     0.25%
  Total Actual Fund Operating Expenses (after waiver)    1.25%     1.54%     1.25%
2 The Federated Capital Appreciation Fund Class A Shares did not pay or accrue the distribution (12b-1) fee for the fiscal year ended October 31, 2004. The
Federated Capital Appreciation Fund Class A Shares have no present intention of paying or accruing the distribution (12b-1) fee for the fiscal year ending
October 31, 2005. 3 The Vintage Growth Fund did not pay or accrue the distribution (12b-1) fee for the fiscal year ended March 31, 2005.
------------------------------------------------------------------------------
4 The shareholder services provider for the Vintage Growth Fund waived the entire shareholder services fee for the fiscal year ended March 31, 2005. The shareholder services provider may reduce or eliminate the fee waiver at any time.
5. Shareholders of the Vintage Growth Fund at the time of the Reorganization will not be subject to the sales charge on future purchases of the Federated
Capital Appreciation Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the
Federated Capital Appreciation Fund Class A Shares, the Vintage Growth Fund and
the Federated Capital Appreciation Fund Class A Shares Pro Forma Combined with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Federated Capital
Appreciation Fund Class A Shares, the Vintage Growth Fund and the Federated
Capital Appreciation Fund Class A Shares Pro Forma Combined for the time periods indicated and then redeem all of your Shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
                                                 1 Year           3 Years        5 Years      10 Years
Federated Capital Appreciation Fund Class         $694             $998          $1,323        $2,242
A Shares
Vintage Growth Fund                               $207             $640          $1,098        $2,369
Federated Capital Appreciation Fund Class
A Shares Pro Forma Combined                ------------------ ---------------    $1,323        $2,242
                                                  $694             $998





FEDERATED STOCK & BOND FUND, INC. - VINTAGE BALANCED FUND
FEES AND EXPENSES

This table describes the fees and expenses of Federated Stock and Bond Fund, Inc. Class A Shares for its most recent fiscal year end as well as on a Pro
Forma basis giving effect to the Reorganization, and the fees and expenses of the Vintage Balanced Fund for its most recent fiscal year end.


                                                    Federated                     Federated
                                                    Stock          Vintage        Stock
Shareholder Fees                                    and            Balanced       and Bond
                                                    Bond             Fund         Fund,
                                                    Fund,                         Inc.
                                                    Inc.                          Class A
                                                    Class A                       Shares
                                                     Shares                       Pro
                                                                                  Forma
                                                                                  Combined(6)
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases     5.50%           None           5.50%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a            None           None           None
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on                None           None           None
Reinvested Dividends (and other Distributions)
(as a percentage of offering price)
Redemption Fee (as a percentage of amount             None           None           None
redeemed, if applicable)
Exchange Fee                                          None           None           None

Annual Fund Operating Expenses (Before
Waivers)(1)
Expenses That are Deducted From Fund Assets (as
a percentage of average net assets)
Management Fee                                       0.69%          0.75%           0.69%
Distribution (12b-1) Fee                              None         0.25%(2)         None
Shareholder Services Fee                             0.25%         0.25%(3)         0.25%
Other Expenses                                      0.36%(4)       0.68%(5)       0.36%(4)
Total Annual Fund Operating Expenses                 1.30%          1.93%           1.30%

1 The percentages shown above are based on expenses for the entire fiscal years ended November 30, 2004, March 31, 2005, and November 30, 2004, respectively.
However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated
average percentage. Although not contractually obligated to do so, the Adviser, distributor and shareholder service provider for the Vintage Balanced Fund waived and the administrator for Federated Stock and Bond Fund, Inc. waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the years ended November 30, 2004, March 31, 2005 and November
30, 2004, respectively.
  Total Waivers of Fund Expenses                 0.01%          0.58%          0.01%
  Total Actual Fund Operating Expenses (after    1.29%          1.35%          1.29%
  waivers)
2 The Vintage Balanced Fund did not pay or accrue the distribution (12b-1) fee for the fiscal year ended March 31, 2005. 3 The shareholder services provider for the Vintage Balanced Fund waived the entire shareholder services fee for the fiscal year ended March 31, 2005. The shareholder services provider may reduce or eliminate the fee waiver at any time.
4 The administrator voluntarily waived a portion of its fee for Federated Stock and Bond Fund, Inc. The administrator can terminate this voluntary waiver at any time. Total other expenses paid by Federated Stock and Bond Fund, Inc. (after the voluntary waiver) was 0.35% for the fiscal year ended November 30, 2004.
5 The Vintage Balanced Fund's Adviser waived a portion of the other expenses for an actual fee of 0.60% for the fiscal year ended March 31, 2005. The Adviser may reduce or eliminate the fee waiver at any time.
----------------------------------------------------------------------------------------------

6 Shareholders of the Vintage Balanced Fund at the time the Reorganization will not be subject to the sales charge on future purchases of the Federated Stock &
Bond Fund.






EXAMPLE
This Example is intended to help you compare the cost of investing in Federated
Stock and Bond Fund, Inc. Class A Shares, the Vintage Balanced Fund and the
Federated Stock and Bond Fund, Inc. Class A Shares Pro Forma Combined with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in Federated Stock and Bond Fund,
Inc. Class A Shares, the Vintage Balanced Fund and Federated Stock and Bond
Fund, Inc. Class A Shares Pro Forma Combined for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same.
Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
                                              1 Year     3 Years   5 Years   10 Years
Federated Stock and Bond Fund, Inc. Class      $675       $939     $1,224    $2,032
A Shares
Vintage Balanced Fund                          $196       $606     $1,042    $2,254
Federated Stock and Bond Fund, Inc. Class
A Shares Pro Forma Combined                 -----------   $939     $1,224    $2,032
                                               $675








COMPARISON OF POTENTIAL RISKS AND REWARDS; PERFORMANCE INFORMATION

      The bar charts and tables below compare the potential risks and rewards of investing in each Federated Fund and Vintage Fund. The bar charts provide an indication of the risks of investing in each fund by showing changes in each fund's performance from year to year. The tables show how each fund's average annual total returns for the one year, five years and ten years (or start of performance) compare to the returns of a broad-based market index. The figures assume reinvestment of dividends and distributions. Attached as Exhibit B to this Prospectus/Proxy Statement are a Management's Discussion of Fund Performance and a line graph for the most recent fiscal year of each Vintage Fund and each Federated Fund.

FEDERATED CAPITAL APPRECIATION FUND - VINTAGE EQUITY FUND AND VINTAGE GROWTH
FUND

FEDERATED CAPITAL APPRECIATION FUND-CLASS A SHARES

Risk/Return Bar Chart and Table
The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

[GRAPHIC ILLUSTRATION-Federated Capital Appreciation Fund] The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Federated Capital Appreciation Fund as of the calendar year-end for each of ten years.
The `y' axis reflects the "% Total Return" beginning with "-40%" and increasing in increments of 20% up to 60%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2004. The chart features ten distinct vertical bars, each shaded in dark gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1995 through 2004. The percentages noted are 37.17%, 18.39%, 30.02%, 20.07%, 43.39%,
-3.76%, -6.19%, -18.76%, 23.81% and 7.19%, respectively.


------------------------------------------------------------------------------
The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the quarter ended March 31, 2005 was (1.93)%.
------------------------------------------------------------------------------

Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 27.57% (quarter ended December 31, 1999). Its lowest quarterly return was (17.40)% (quarter ended September 30, 2002).







Average Annual Total Return Table

The Average Annual Total Returns for the Fund's Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor's 500 Index (S&P
500), a broad-based market index, and the Lipper Large Cap Core Funds Average (LLCCFA), an average of funds with similar objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes and averages are unmanaged and it is not possible to invest directly in an index or average.

(For the periods ended December 31, 2004)

                                     1 Year         5 Years         10 Years
Class A Shares
Return Before Taxes                   1.29%         (1.65)%          12.88%
Return After Taxes on                 0.98%         (2.10)%          11.40%
Distributions(1)
Return After Taxes on
Distributions and Sale of Fund  ----------------    (1.58)%          10.66%
Shares(1)                             0.86%
S&P 500                              10.88%         (2.30)%          12.07%
LLCCFA                                7.84%         (3.22)%          10.07%

------------------------------------------------------------------------------
1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.





VINTAGE EQUITY FUND-CLASS S SHARES AND CLASS T SHARES

Bar Chart and Performance Information
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance does not necessarily indicate how it will perform in the future.

The annual returns in the bar chart are for the Fund's Class S Shares.

[GRAPHIC ILLUSTRATION-Vintage Equity Fund]
The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Vintage Equity Fund as of the calendar year-end for each of ten years.
The `y' axis reflects the "% Total Return" beginning with "-40%" and increasing in increments of 20% up to 40%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2004. The chart features ten distinct vertical bars, each shaded in dark gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1995 through 2004. The percentages noted are 35.71%, 21.35%, 30.13%, 27.46%, 21.70%,
-7.02%, -16.85%, -28.76%, 22.13% and 3.04%, respectively.


------------------------------------------------------------------------------
The total return for the quarter ended March 31, 2005 was (1.75)%.
------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a quarter was 27.36% (quarter ended December 31, 1998). Its lowest return for a quarter was (19.64)% (quarter ended September 30, 2001).


Average Annual Total Return Table (as of 12/31/04)

                                     1 Year         5 Years         10 Years         Start of
                                                                                  Perfomance(1)
Vintage Equity, S Shares Return       3.04%         (7.07)%          8.70%             N/A
Before Taxes
Return After Taxes on                 3.03%         (7.37)%          7.21%             N/A
Distributions
Return After Taxes on
Distributions and Sale of Fund  ----------------    (5.70)%          6.08%             N/A
Shares                                2.43%
Vintage Equity, T Shares Return       3.35%         (3.32)%           N/A             8.00%
Before Taxes
Return After Taxes on                 3.34%         (7.14)%           N/A             6.67%
Distributions
Return After Taxes on
Distributions and Sale of Fund  ----------------    (5.53)%           N/A             5.67%
Shares                                2.67%
S&P 500 Stock Index                  10.86%         (2.30)%          12.07%           12.04%

------------------------------------------------------------------------------
1   Inception Date for Class T Shares 2/14/1998.








VINTAGE GROWTH FUND

Bar Chart and Performance Information
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance does not necessarily indicate how it will perform in the future.

[GRAPHIC ILLUSTRATION-Vintage Growth Fund]
The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Vintage Growth Fund as of the calendar year-end for each of nine years.
The `y' axis reflects the "% Total Return" beginning with "-40%" and increasing in increments of 20% up to 40%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2004. The chart features nine distinct vertical bars, each shaded in dark gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1996 through 2004. The percentages noted are 19.31%, 26.16%, 25.42%, 19.72%, -7.52%,
-18.70%, -35.98%, 33.24% and 0.23%, respectively.


------------------------------------------------------------------------------
The total return for the quarter ended March 31, 2005 was (3.90)%.
------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a quarter was 27.25% (quarter ended December 31, 1998). Its lowest return for a quarter was (23.52)% (quarter ended September 30, 2001).


Average Annual Total Return Table (as of 12/31/04)

                                     1 Year          5 Years         Start of
                                                                   Perfomance(1)
Vintage Growth Fund Return            0.23%          (8.46)%            4.44%
Before Taxes
Return After Taxes on                 0.21%          (9.66)%            3.11%
Distributions
Return After Taxes on
Distributions and Sale of Fund  ----------------     (7.39)%            2.55%
Shares                                0.17%
Russell 1000 Growth Index             6.30%          (9.29)%            8.11%
S&P 500 Stock Index                  10.86%          (2.30)%            9.84%

------------------------------------------------------------------------------
1   Inception Date 9/29/1995.






FEDERATED STOCK & BOND FUND, INC. - VINTAGE BALANCED FUND

FEDERATED STOCK & BOND FUND, INC. - CLASS A SHARES

Risk/Return Bar Chart and Table
The performance information shown below will help you analyze the Federated Stock & Bond Fund, Inc.'s investment risks in light of its historical returns. The bar chart shows the variability of the Federated Stock & Bond Fund, Inc.'s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Federated Stock & Bond Fund, Inc.'s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

[GRAPHIC ILLUSTRATION-Federated Stock & Bond Fund, Inc.] The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Federated Stock & Bond Fund, Inc. as of the calendar year-end for each of ten years.
The `y' axis reflects the "% Total Return" beginning with "-15%" and increasing in increments of 15% up to 30%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2004. The chart features ten distinct vertical bars, each shaded in dark gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1995 through 2004. The percentages noted are 25.06%, 13.69%, 23.92%, 11.16%, 2.23%,
5.02%, 0.63%, -10.30%, 17.21% and 6.66%, respectively.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class A Shares total return for the quarter ended March 31, 2005 was (1.57)%.

Within the period shown in the bar chart, the Federated Stock & Bond Fund, Inc.'s Class A Shares highest quarterly return was 10.50% (quarter ended June 30, 1997). Its lowest quarterly return was (8.73)% (quarter ended September 30,
2002).








Average Annual Total Return Table
The Average Annual Total Returns for the Federated Stock & Bond Fund, Inc.'s Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Federated Stock & Bond Fund, Inc.'s Class A Shares to illustrate the effect of federal taxes on fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard and Poor's 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB), both of which are broad-based market indexes, and the Lipper Balanced Funds Average (LBFA), an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission ("SEC") requires to be reflected in the Federated Stock & Bond Fund, Inc.'s performance. Indexes are unmanaged and it is not possible to invest directly in an index. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category.

(For the periods ended December 31, 2004)

                                            1 Year         5 Years    10 Years
Return Before Taxes                         0.79%          2.29%      8.41%
Return After Taxes on Distributions 1       0.09%          1.34%      6.09%
Return After Taxes on Distributions
and Sale of Fund Shares 1                   0.50%          1.40%      5.94%
S&P 500                                     10.88%         (2.30)%    12.07%
LBAB                                        4.34%          7.71%      7.72%
LBFA                                        7.93%          2.01%      9.09%


1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the fund and shows the effect of taxes on fund distributions. Return After Taxes on Distributions and Sale of fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.







VINTAGE BALANCED FUND

Bar Chart and Performance Information
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing changes in the Fund's performance from year to year. The Fund's past performance does not necessarily indicate how it will perform in the future.

[GRAPHIC ILLUSTRATION-Vintage Balanced Fund]
The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Vintage Balanced Fund as of the calendar year-end for each of nine years.
The `y' axis reflects the "% Total Return" beginning with "-40%" and increasing in increments of 20% up to 40%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2004. The chart features nine distinct vertical bars, each shaded in dark gray, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1996 through 2004. The percentages noted are 13.48%, 22.82%, 20.71%, 11.66%, -3.19%,
-6.85%, -18.11%, 13.72% and 3.18%, respectively.


------------------------------------------------------------------------------
The total return for the quarter ended March 31, 2005 was (1.44)%.
------------------------------------------------------------------------------

During the period shown in the bar chart, the highest return for a quarter was 16.95% (quarter ended December 31, 1998). Its lowest return for a quarter was (12.13)% (quarter ended June 30, 2002).


Average Annual Total Return Table (as of 12/31/04)



                                                   1 Year         5 Years         Start of
                                                                                Perfomance(1)
Vintage Balanced Fund Return Before Taxes          3.18%          (2.83)%           6.36%
Return After Taxes on Distributions                2.63%          (3.72)%           4.89%
Return After Taxes on Distributions and Sale
of Fund Shares                               -----------------    (2.93)%           4.06%
                                                   2.10%
50% S&P 500 Stock Index/ 50% Lehman Brothers
Intermediate Gov't/Credit Index              -----------------     2.75%            9.83%
                                                   6.97%

1   Inception Date 6/1/1995.





INVESTMENT ADVISERS

      The Board of Directors governs the Vintage Funds. The Board selects and oversees the adviser, Investors Management Group, Ltd. ("IMG"), a subsidiary of AMCORE Investment Group, N.A., who manages the Vintage Funds' assets, including buying and selling portfolio securities. IMG is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). The address of IMG is 1415 28th Street, Suite 200, West Des Moines, IA 50266.

      IMG had approximately $4.6 billion in equity, fixed income and money market assets under management. IMG provides continuous investment management to pension and profit sharing plans, insurance companies, public agencies, banks, endowments and charitable institutions, other mutual funds, individuals and others.

      A Board of Trustees governs the Federated Capital Appreciation Fund. This Board selects and oversees the adviser, Federated Equity Management Company of Pennsylvania ("FEMCOPA"), subsidiary of Federated, who manages the Federated Capital Appreciation Fund's assets, including buying and selling portfolio securities. FEMCOPA is registered as an investment adviser under the Advisers Act. The address of FEMCOPA is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

      A Board of Directors governs the Federated Stock & Bond Fund, Inc. This Board selects and oversees the adviser, FEMCOPA and sub-adviser, Federated Investment Management Company ("FIMC"), both subsidiaries of Federated, who manages the Federated Stock & Bond Fund Inc.'s assets, including buying and selling portfolio securities. FEMCOPA and FIMC are both registered as an investment adviser under the Advisers Act. The address of FEMCOPA and FIMC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

      FEMCOPA, FIMC and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,385 employees. Federated provides investment products to more than 5,700 investment professionals and institutions.

PORTFOLIO MANAGERS

Federated Capital Appreciation Fund

David P. Gilmore has been the fund's Portfolio Manager since September 2000. He has been the fund's Portfolio Manager since January 2003. Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became a Vice President of the fund's adviser in July 2001. Mr. Gilmore was a Senior Associate with Coopers & Lybrand from January 1992 to May 1995. Mr. Gilmore is a Chartered Financial Analyst and attended the University of Virginia, where he earned his M.B.A., from September 1995 to May 1997. Mr. Gilmore has a B.S. from Liberty University.

Linda A. Duessel has been the fund's Portfolio Manager since November 2001. Ms. Duessel joined Federated in 1991 and has been a Portfolio Manager since 1995. She became a Senior Vice President of the fund's adviser in January 2000 and served as a Vice President of the fund's adviser from 1995 through 1999. Ms. Duessel was a Senior Investment Analyst and an Assistant Vice President of the fund's adviser from 1991 until 1995. Ms. Duessel is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.






Federated Stock & Bond Fund, Inc.

John W. Harris has been the fund's Portfolio Manager since December 1999. He is Vice President of the fund. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and Assistant Vice President of the fund's adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the fund's adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

David P. Gilmore has been the fund's Portfolio Manager since January 2003. Mr. Gilmore joined Federated in August 1997 as an Investment Analyst. He was promoted to Senior Investment Analyst in July 1999 and became a Vice President of the fund's adviser in July 2001. Mr. Gilmore was a Senior
Associate with Coopers & Lybrand from January 1992 to May 1995. Mr. Gilmore is a Chartered Financial Analyst and attended the University of Virginia, where he earned his M.B.A., from September 1995 to May 1997. Mr. Gilmore has a B.S. from Liberty University.

Joseph M. Balestrino has been the fund's Portfolio Manager since October 1994. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the fund's adviser since 1998. He was a Portfolio Manager and a Vice President of the fund's adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Christopher J. Smith has been the fund's Portfolio Manager since November 2001. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the fund's adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.

Mark E. Durbiano has been the fund's Portfolio Manager since September 1996. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the fund's adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the fund's adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

Todd A. Abraham has been the fund's Portfolio Manager since February 2003. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the fund's adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.



Vintage Equity Fund

Vintage Growth Fund

Vintage Balanced Fund

The Vintage Equity Fund and Vintage Growth Fund are managed by the Equity Team of IMG. The Equity Team consists of Jeff Lorenzen, Jim Thompson and Don Radke. Jim Thompson is the lead member of the Equity Team for the Vintage Equity Fund and Don Radke is the lead member of the Equity Team for the Vintage Growth Fund. The Equity Team meets as a group to determine current investment strategy and the lead member of the team manages the day to day purchases and sale of securities for respective the fund. The equity portion of the Vintage Balanced Fund is managed by the Equity Team with Jim Thompson as the lead member and the Fixed Income Team manages the fixed income portion. The Fixed Income Team consists of Jeff Lorenzen and Kevin Croft. Kevin Croft is the lead member of the Fixed Income Team for the Vintage Balanced Fund. The allocation of the Vintage Balanced Fund's assets between equities and fixed income securities is determined jointly by the Equity and Fixed Income Teams.

Jeff Lorenzen, CFA has been employed by IMG Ltd in various positions since 1992. He is currently President of IMG and has served as Chief Investment Officer since 2003. Prior to that he was Supervising Fixed Income Manager from 2000-2003. Jeff has a B.B.A degree from the University of Iowa and a M.B.A. from Drake University.

Jim Thompson, CFA has been Director of Investment Strategy and Equity Research with IMG since 2003. Prior to that he was a High Yield Analyst with Principal Global Investors from 2002-2003, and a graduate student from 2000-2001. Jim has a BS degree from Drake University and a M.B.A. from the University of Iowa.

Don Radke has been an Equity Manager for IMG since 2000. Don has a B.A. degree from the University of Wisconsin-Milwaukee and a M.B.A from the University of Minnesota.

Kevin Croft, CFA has been Supervising Fixed Income Manager of IMG since 2003. Prior to that, he was employed as a Portfolio Manager with Principal Global Investors from 1993-2003. Kevin has B.S.B.A. degree and a M.B.A. from Drake University.

ADVISORY AND OTHER FEES

      The annual investment advisory fee for each Federated Fund and each Vintage Fund, as a percentage of the each Federated Fund's and each Vintage Fund's daily net assets, is as follows:



---------------------------------------------------------------------------------------------------
      FEDERATED FUNDS           ADVISORY FEES               VINTAGE FUNDS          ADVISORY FEE
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
 Federated Capital                   0.75%              Vintage Equity Fund            0.75%
Appreciation Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
                                                        Vintage Growth Fund            0.95%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
 Federated Stock & Bond             0.55%*             Vintage Balanced Fund           0.75%
Fund, Inc.
---------------------------------------------------------------------------------------------------


      *In addition to this fee, FEMCOPA receives 4.50% of the Fund's gross income.

      Both the investment adviser to the Federated Funds, FEMCOPA, and the investment adviser to the Vintage Funds, IMG, may voluntarily choose to waive a portion of its advisory fee or reimburse other expenses of the respective funds advised by FEMCOPA or IMG. These voluntary waivers or reimbursements may be terminated by FEMCOPA and IMG, respectively, at any time in each adviser's discretion.

      Federated Administrative Services ("FAS"), an affiliate of FEMCOPA, provides certain administrative personnel and services necessary to operate the Federated Funds. FAS provides these services at an annual rate based upon the average daily net assets advised by FEMCOPA and its affiliates. The rate charged ranges from 0.150% to 0.075% of the average aggregate daily net assets of the Federated Funds. FAS's minimum annual administrative fee with respect to the Federated Capital Appreciation Fund and Federated Stock & Bond Fund, Inc. is
$150,000 per portfolio plus $40,000 for each additional class of shares. FAS may choose to voluntarily waive a portion of its fee. IMG serves as administrator to the Vintage Funds and provides certain administrative personnel and services necessary to operate the Vintage Funds. IMG provides these services at an annual rate based upon the average daily net assets of the Vintage Funds. The rate is 0.26% of the average daily net assets of the Vintage Funds. There is no minimum fee chargeable to each Vintage Fund. IMG may voluntarily choose to waive a portion of its fee.

Administrative Fee Expenses

-------------------------------------------------------------------------------------------------------------
Fund (Fiscal Year End)                Amount/                      Fund                      Amount/
                               Percentage of Average         (Fiscal Year End)        Percentage of Average
                                 Daily Net Assets                                       Daily Net Assets
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Federated Capital                   $2,470,049/             Vintage Equity Fund             $401,665/
Appreciation Fund (October            0.0762%                (March 31, 2005)                 0.26%
31, 2004)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                            Vintage Growth Fund             $110,597/
                                                              March 31, 2005)                 0.26%
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Federated Stock & Bond               $252,258/             Vintage Balanced Fund            $81,402/
Fund, Inc.                            0.0762%                (March 31, 2005)                 0.26%
(November 30, 2004)
-------------------------------------------------------------------------------------------------------------


      Each Federated Fund has entered into a Shareholder Services Agreement under which it may make payments up to 0.25% of the average daily NAV of its shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts. The Shareholder Services Agreement provides that Federated Shareholder Services Company ("FSSC"), an affiliate of FEMCOPA, either will perform shareholder services directly or will select financial institutions to perform such services. Financial institutions will receive fees based upon shares owned by their clients or customers.

      Each Vintage Fund has entered into an Administrative Services Plan under which it is authorized to make payments up to 0.25% of the average daily NAV of its shares to obtain certain personal services for shareholders and the maintenance of shareholder accounts. The Administrative Services Plan provides that banks and other financial institutions will perform such services. Banks and other financial institutions will receive fees based upon shares owned by their clients or customers.

      Federated Securities Corp. ("FSC"), an affiliate of FEMCOPA, is the principal distributor for shares of the Federated Funds. The Federated Capital Appreciation Fund (Class A Shares) has adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") pursuant to which the Federated Capital Appreciation Fund may pay a fee to the distributor in an amount computed at an annual rate of 0.25% of the average daily net assets of the Federated Capital Appreciation Fund to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. The Federated Capital Appreciation Fund (Class A Shares) has no present intention of paying or accruing the distribution (12b-1) fee for the fiscal year ending October 31, 2005. The Federated Stock & Bond Fund, Inc. (Class A Shares) does not have a Rule 12b-1 Plan in effect and, accordingly, does not, compensate brokers and dealers for sales and administrative services performed in connection with sales Shares of the Funds pursuant to a plan of distribution adopted pursuant to Rule 12b-1.

      BISYS Fund Services Limited Partnership is the principal distributor for shares of the Vintage Funds. The Vintage Funds have adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") pursuant to which each such Vintage Fund may pay a fee to the distributor in an amount computed at an annual rate of 0.25% of the average daily net assets of each such Vintage Fund to finance any activity which is principally intended to result in the sale of shares subject to the Distribution Plan. The Vintage Growth Fund, Vintage Balanced Fund and Class T Shares of the Vintage Equity Fund are not currently incurring the 12b-1 fee under the Distribution Plan.

      FSC, from its own assets, may pay financial institutions supplemental fees as financial assistance for providing substantial sales services, distribution-related support services or shareholder services with respect to the Federated Funds. Such assistance may be based on such factors as the number or value of shares the financial institution sells; the value of clients' assets invested; or the type and nature of services or support furnished by the financial institution. Any payments made by FSC may be funded from the resources of its affiliates or FEMCOPA.

      The total annual operating expenses, as a percentage of average net assets, for Class A Shares of the Federated Capital Appreciation Fund were 1.25% of average daily net assets (after waivers) for the fiscal year ended October 31, 2004. Without such waivers, the expense ratio of Class A Shares of the Federated Capital Appreciation Fund would have been 1.50%, of average daily net assets. The total annual operating expenses, as a percentage of average net assets, for the Vintage Equity Fund's Class S Shares and Class T Shares was 1.41% and 1.47%, respectively, of average daily net assets for the fiscal year ended June 30, 2004. The total annual operating expenses for the Vintage Growth Fund was 1.51% of average daily net assets for the fiscal year ended June 30, 2004.

      The total annual operating expenses, as a percentage of average net assets, for Class A Shares of the Federated Stock & Bond Fund, Inc. were 1.29% of average daily net assets (after waivers) for the fiscal year ended November 30, 2004. Without such waivers, the expense ratio of Class A Shares of the Federated Stock & Bond Fund, Inc. would have been 1.30%, of average daily net assets. The total annual operating expenses, as a percentage of average net assets, for the Vintage Balanced Fund was 1.31% (after waivers) of average daily net assets for the fiscal year ended June 30, 2004. Without such waivers, the expense ratio of the Vintage Balanced Fund would have been 1.41%, of average daily net assets.

PURCHASES, REDEMPTIONS AND EXCHANGE PROCEDURES; DIVIDENDS AND DISTRIBUTIONS

      The transfer agent and dividend disbursing agent for the Federated Funds is State Street Bank and Trust Company. The transfer agent and dividend disbursing agent for the Vintage Funds is BISYS Fund Services, Inc.

      Procedures for the purchase, exchange and redemption of the Federated Funds' shares are similar to the procedures applicable to the purchase, exchange, and redemption of the Vintage Funds' shares. Reference is made to the Prospectuses of the Federated Funds and the Prospectuses of the Vintage Funds for a complete description of the purchase, exchange and redemption procedures applicable to purchases, exchanges and redemptions of the Federated Funds' and the Vintage Funds' shares, respectively, each of which is incorporated by reference thereto. Set forth below is a brief description of the significant purchase, exchange and redemption procedures applicable to the Federated Funds' shares and the Vintage Funds' shares.






 Purchases

      The Federated Funds' shares are sold at NAV plus a maximum front-end sales charge with respect to purchases of shares of 5.50% each for: the Federated Capital Appreciation Fund (Class A Shares) and the Federated Stock & Bond Fund, Inc. (Class A Shares). A contingent deferred sales charge ("CDSC") of 0.75% of the redemption amount applies to each Federated Fund Class A shares redeemed up to 24 months after purchase under certain investment programs where (i) the amount of the purchase was $1 million or greater and thus not subject to a front-end sales charge; and (ii) an investment professional received an advance payment on the transaction. Class A Shares received by the Vintage Fund shareholders in the Reorganizations will not be subject to this CDSC, but the CDSC may apply on future purchases of Class A Shares depending upon the nature of the arrangement under which such shares are purchased. Shareholders of the Vintage Funds will not be charged front-end sales charges in connection with the Reorganization. Additionally, the shareholders of the Vintage Funds at the time of the Reorganization will not be subject to the sales charge on future purchases of the Federated Funds.

      Each Federated Fund is subject to the following investment minimums: an initial investment of $1,500 ($250 for retirement plans), and a subsequent investment of $100 ($100 for retirement plans and $50 for systematic investment plans). Initial investment minimums of the Federated Funds are not applicable for the purposes of the Reorganization. Purchases of shares of the Federated Funds may be made through an investment professional, directly from the Fund or through an exchange from another Federated mutual fund. Purchases through investment professionals may be subject to higher or lower minimum investment requirements

      The Vintage Funds' shares are sold at NAV, without any front-end load or CDSC. Each Vintage Fund is subject to the following investment minimums: an initial investment outside of Automated Investment Plan of $1,000 ($25 for 401(k) and 403(b) and other plans); and a subsequent investment of $50 ($25 for 401(k) and 403(b) and other plans). Within the Automatic Investment Plan, the initial investment is $250 per fund and the subsequent investment is $25 per fund. Purchases of the Vintage Funds may be made directly from the Vintage Funds, through qualified banks, broker/dealers, investment advisory firms and other organizations that have entered into dealer and/or shareholder agreements with the distributor and/or servicing agreements with the Funds.

      Purchase orders for Federated Funds and the Vintage Funds are effected at the offering price next calculated after receipt of the order. The NAV per share for the Federated Capital Appreciation Fund, Federated Stock & Bond Fund, Inc., Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund is calculated as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (the "NYSE") on each day in which the NYSE is open for business.

      The Federated Capital Appreciation Fund and Federated Stock & Bond Fund, Inc. also provide the following purchase options: by a Systematic Investment Program established with the Fund; through a depository institution that is an automated clearing house (ACH) member and through a Retirement Account. The Vintage Funds also provide for purchases through an Automatic Investment Plan. With respect to future purchases of Class A Shares of any Federated Fund, current shareholders of the Vintage Funds who purchase their shares directly from the Federated Fund, will not be subject to front-end sales charges. Current shareholders of the Vintage Funds who purchase through a broker-dealer, however, may be subject to a front-end sales charge on future purchases of Class A Shares of any Federated Fund.

Exchanges

      Class A Shares of the Federated Capital Appreciation Fund and Class A Shares of the Federated Stock & Bond Fund, Inc. may be exchanged at NAV for Class A Shares of other funds for which FEMCOPA (or its affiliates) serves as adviser and distributor. Class A Shares of the Federated Capital Appreciation Fund and Class A Shares of the Federated Stock & Bond Fund may be exchanged through an investment professional if you purchased shares through an investment professional or directly from the fund if you purchased shares directly from the fund. The exchange is subject to any initial or subsequent minimum investment amounts of the fund into which the exchange is being made, and is treated as a sale of your shares for federal income tax purposes.

      Shares of the Vintage Equity Fund, Vintage Growth Fund and the Vintage Balanced Fund may be exchanged at NAV for shares of the same class of the other Vintage funds. Shares of the Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund may be exchanged by mail, telephone or online. The exchange is subject to any initial or subsequent minimum investment amounts of the fund into which the exchange is being made, and is treated as a sale of your shares for federal income tax purposes.

Redemptions

      Redemptions of Class A Shares of the Federated Capital Appreciation Fund and Class A Shares of the Federated Stock & Bond Fund, Inc. may be made through an investment professional if you purchased shares through an investment professional or directly from the Fund if you purchased shares directly from the fund. Shares are redeemed at their NAV next determined after the redemption request is received in proper form on each day on which the fund computes its NAV less, in the case of Class A Shares of the Federated Capital Appreciation Fund and Federated Stock & Bond Fund, Inc., a CDSC of 0.75% of the redemption amount with respect to Class A Shares redeemed up to 24 months after purchase under certain investment programs where (i) the amount of the purchase was $1 million or greater and thus not subject to a front-end sales charge; and (ii) an investment professional received an advance payment on the transaction. Class A Shares received by the Vintage Fund shareholders in the Reorganizations will not be subject to this CDSC, but the CDSC may apply on future purchases of Class A Shares depending upon the nature of the arrangement under which such shares are purchased. Proceeds normally are wired or mailed within one business day after receiving a request in proper form, although payment may be delayed up to seven days. Federated Funds offer the following redemption options: an electronic transfer to your account at a financial institution that is an ACH member, or wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

      Redemptions of the Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund may be made either directly through the Vintage Funds or through your financial intermediary. Shares of the Vintage Funds are redeemed at the NAV next determined after the redemption request is received in proper form on each day that the funds compute their NAV. Proceeds normally are wired or mailed within three business day. Shareholders of the Vintage Funds who have recently purchased shares by check or electronic funds transfer, may have their redemption payment delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 10 business days).

Dividends and Other Distributions

      With respect to the Federated Capital Appreciation Fund, dividends are declared and paid annually. With respect to the Federated Stock & Bond Fund, Inc., dividends are declared and paid quarterly. With respect to the Vintage Funds, dividends are declared and paid quarterly. With respect to all Federated Funds and all Vintage Funds, capital gains distributions, if any, are paid at least annually. Unless a shareholder otherwise instructs, dividends and/or capital gain distributions will be reinvested automatically in additional shares at NAV.

Legal and Regulatory Matters

      Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund related to its frequent trading activities. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating NAV funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com, and any future press releases on this subject will also be posted there.

      Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

      Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

      The board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.



                      INFORMATION ABOUT THE REORGANIZATIONS

DESCRIPTION OF THE PLANS OF REORGANIZATION

      The following summary is qualified in its entirety by reference to the three forms of Plan found in Exhibit A. Each Plan provides for the Reorganization to occur on the Closing Date, which is expected to be on or about __________, 2005. The Plans provide that all of the assets of each Vintage Fund will be transferred to the corresponding Federated Fund at 4:00 p.m. Eastern time on the Closing Date of the Reorganization. In exchange for the transfer of these assets, each Federated Fund will simultaneously issue a number of full and fractional Federated Fund Shares to the corresponding Vintage Fund equal in value to the aggregate NAV of the corresponding Vintage Fund calculated at the time of the Reorganization.

      Following the transfer of assets in exchange for the respective Federated Fund Shares, each corresponding Vintage Fund will distribute all the Federated Fund Shares pro rata to its shareholders of record in complete liquidation of such Vintage Fund. Shareholders of each Vintage Fund owning shares at the time of the Reorganization will receive a number of the corresponding Federated Fund Shares with the same aggregate value as the shareholder had in the Vintage Fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of each Vintage Fund's shareholder on the share records of the corresponding Federated Fund's transfer agent. Each account will receive the respective pro rata number of full and fractional Federated Fund Shares due to the shareholder of the corresponding Vintage Fund. The Vintage Funds will then be terminated. The Federated Funds do not issue share certificates to shareholders. Federated Fund Shares to be issued will have no preemptive or conversion rights. No sales charges will be imposed in connection with the receipt of such shares by the Vintage Funds' shareholders.

      The Plans contain customary representations, warranties and conditions. Each Plan provides that the consummation of the Reorganization with respect to each Vintage Fund and the corresponding Federated Fund is conditioned upon, among other things: (i) approval of the Reorganization by the applicable Vintage Fund's shareholders; and (ii) the receipt by the Vintage Fund and the Federated Fund of a tax opinion to the effect that the Reorganization will be tax-free to the Vintage Fund and its shareholders, and the Federated Fund. Any Plan may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true, or the Board of Directors of the Vintage Funds and the Federated Stock & Bond Fund, Inc., and the Board of Trustees of Federated Equity Funds, as the case may be, determines that the Reorganization is not in the best interest of the shareholders of the Vintage Fund or the corresponding Federated Fund, respectively.

      Costs of Reorganization. The expenses of each Reorganization will be paid by FEMCOPA and/or IMG. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each fund; (f) solicitation costs; and (g) other related administrative or operational costs. Any registration or licensing fee will be borne by the Federated Fund incurring such fee. Any brokerage charges associated with the disposition by a Federated Fund, after the Reorganization, of securities acquired by it from a Vintage Fund, will be borne by the Federated Fund.

DESCRIPTION OF FEDERATED FUND SHARES AND CAPITALIZATION

      Federated Fund Shares to be issued to shareholders of the Vintage Funds under the Plans will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of each Federated Fund provided herewith for additional information about Federated Fund Shares.

      The following tables show the net assets of each Federated Fund and the corresponding Vintage Fund as of April 29, 2005, and on a pro forma basis as of that date:

FEDERATED CAPITAL APPRECIATION FUND - VINTAGE EQUITY FUND

The following table sets forth the unaudited capitalization of the Vintage Equity Fund Class S Shares and Class T Shares, the Federated Capital Appreciation Fund Class A Shares and on a pro-forma basis as of April 29, 2005:



-----------------------------------------------------------------------------------------------------------------------
                                                                                                 Federated Capital
                                                          Federated Capital                   Appreciation Fund Class
                 Vintage Equity Fund   Vintage Equity    Appreciation Fund-                          A Shares-
                   - Class S Shares    Fund - Class T      Class A Shares                        Pro Forma Combined
                                           Shares                               Adjustment
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Net Assets           $76,323,430         $33,241,745       $2,461,010,644                          $2,570,575,819
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value
Per Share               $14.08             $14.32              $24.29                                  $24.29
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Shares                5,422,834           2,321,207          101,314,386        (3,233,330)         105,825,097
Outstanding
-----------------------------------------------------------------------------------------------------------------------






FEDERATED CAPITAL APPRECIATION FUND - VINTAGE GROWTH FUND

The following table sets forth the unaudited capitalization of the Vintage
Growth Fund, the Federated Capital Appreciation Fund Class A Shares and on a pro forma basis as of April 29, 2005:

-----------------------------------------------------------------------------------------------------------
                                                                                     Federated Capital
                                          Federated Capital                       Appreciation Fund Class
                    Vintage Growth Fund   Appreciation Fund-                             A Shares-
                                            Class A Shares        Adjustment         Pro Forma Combined
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Net Assets              $33,369,733         $2,461,010,644                             $2,494,380,377
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Net Asset Value
Per Share                  $9.02                $24.29                                     $24.29
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Shares Outstanding       3,700,236           101,314,386          (2,326,431)           102,688,191
-----------------------------------------------------------------------------------------------------------

FEDERATED STOCK & BOND FUND, INC. - VINTAGE BALANCED FUND

The following table sets forth the unaudited capitalization of the Vintage
Balanced Fund into the Federated Stock and Bond Fund, Inc. Class A Shares as of
April 29, 2005:

-------------------------------------------------------------------------------------------------------
                                         Federated Stock and                         Federated Stock
                                          Bond Fund, Inc.-                           and Bond Fund,
                     Vintage Balanced      Class A Shares                             Inc. Class A
                           Fund                                    Adjustment            Shares-
                                                                                   Pro Forma Combined
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Net Assets              $21,995,348         $230,886,658                              $252,882,006
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Net Asset Value
Per Share                 $11.59               $18.26                                    $18.26
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Shares Outstanding       1,897,481           12,640,981            (692,916)           13,845,546
-------------------------------------------------------------------------------------------------------



FEDERAL INCOME TAX CONSEQUENCES

      As a condition to each Reorganization, the Federated Fund and the corresponding Vintage Fund will receive an opinion of counsel, to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

o the Reorganization as set forth in the Plan will constitute a "reorganization" under section 368(a)(1) of the Code, and the Federated Fund and the corresponding Vintage Fund each will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

o no gain or loss will be recognized by a Federated Fund upon its receipt of the corresponding Vintage Fund's assets solely in exchange for the Federated Fund Shares;

o no gain or loss will be recognized by the Vintage Fund upon transfer of its assets to the corresponding Federated Fund solely in exchange for the Federated Fund Shares or upon the distribution of the Federated Fund Shares to the Vintage Fund's shareholders in exchange for their Vintage Fund shares;

o no gain or loss will be recognized by shareholders of the Vintage Fund upon exchange of their Vintage Fund Shares for the corresponding Federated Fund Shares;

o the tax basis of the assets of the Vintage Fund acquired by the Federated Fund will be the same as the tax basis of such assets to the Vintage Fund immediately prior to the Reorganization;

o the aggregate tax basis of the Federated Fund Shares received by each shareholder of the corresponding Vintage Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Vintage Fund held by such shareholder immediately prior to the Reorganization;

o the holding period of the Vintage Fund's assets in the hands of the corresponding Federated Fund will include the period during which those assets were held by the Vintage Fund; and

o the holding period of the Federated Fund Shares received by each shareholder of the corresponding Vintage Fund pursuant to the Plan will include the period during which the shares of the Vintage Fund exchanged therefore were held by such shareholder, provided the shares of the Vintage Fund were held as capital assets on the date of the Reorganization.

      The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganizations on the Federated Funds, the Vintage Funds or the Vintage Funds' shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

      Shareholders of the Vintage Funds should consult their tax advisors regarding the effect, if any, of the Reorganizations in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganizations.

      Before the Reorganizations, each of the Vintage Funds expects to distribute ordinary income and realized capital gains, if any, to shareholders.

      The following funds had unutilized capital loss carryovers. The final amount of unutilized capital loss carryovers for each fund is subject to change and will not be determined until the time of the reorganization.



--------------------------------------------------------------------------------------------------------
Fund (Fiscal Year End)         Unutilized Capital      Fund (Fiscal Year End)      Unutilized Capital
                                 Loss Carryovers                                    Loss Carryovers
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Federated Capital                  $33,528,587           Vintage Equity Fund               $0
Appreciation Fund (October                                (March 31, 2005)
31, 2004)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                         Vintage Growth Fund          $40,220,268
                                                          (March 31, 2005)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Federated Stock & Bond             $5,184,479           Vintage Balanced Fund          $7,604,416
Fund, Inc.                                                (March 31, 2005)
(November 30, 2004)
--------------------------------------------------------------------------------------------------------

      The same funds had the following tax basis appreciation or (depreciation)

--------------------------------------------------------------------------------------------------------
Fund (Fiscal Year End)       Tax Basis Appreciation    Fund (Fiscal Year End)   Tax Basis Appreciation
                                or (Depreciation)                                  or (Depreciation)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Federated Capital                 $272,912,794          Vintage Equity Fund           $25,161,201
Appreciation Fund (October                                (March 31, 2005)
31, 2004)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                        Vintage Growth Fund           $1,009,201
                                                          (March 31, 2005)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Federated Stock & Bond             $32,001,009         Vintage Balanced Fund          $2,309,684
Fund, Inc.                                                (March 31, 2005)
(November 30, 2004)
--------------------------------------------------------------------------------------------------------


     After and as a result of the Reorganizations, it is anticipated that the ability of the accounting survivors to use the Vintage Funds' capital loss carryovers and to deduct losses recognized on the sale of assets of the Vintage Funds to the extent that the losses were "built-in losses" as of the time of the reorganization, will be significantly limited under Section 382 of the code.

     The Reorganizations will not require any of the Vintage Funds to dispose of a material portion of their portfolio securities prior to the Reorganizations due to non-conformance of those securities with the investment objectives, policies or limitations of the corresponding Federated Fund, nor will the Reorganizations require any of the Federated Funds to sell acquired portfolio securities, other than in the ordinary course of business, in order to rebalance their portfolios to comply with the prospectus limitations of the Vintage Funds.


                           AGREEMENT AMONG AMCORE/IMG
                          AND FEDERATED INVESTORS, INC.

      AMCORE/IMG and Federated have entered into a definitive agreement (the "Agreement") regarding the sale by AMCORE/IMG to Federated of certain assets relating to IMG's business of providing investment advisory and investment management services to the Vintage Funds and IMG's cooperation in the reorganization of the Vintage Funds and related matters. Pursuant to the Agreement, IMG will receive from Federated a lump sum payment on the closing date of the Reorganization based primarily upon the net assets of the Vintage Funds. Consummation of the agreement is conditioned upon, among other things, shareholders of the Vintage Funds approving the Reorganization.
      Also in connection with the Reorganization, it is expected that AMCORE/IMG or one of AMCORE's subsidiaries will enter into an agreement with subsidiaries of Federated pursuant to which IMG or one of its subsidiaries would be entitled to receive servicing and/or account administration fees on shareholder accounts in certain Federated mutual funds for which IMG or one of its subsidiaries provides services. For more information with respect to applicable arrangements for the payment of servicing and/or account administration fees, see "Comparative Fee Tables" and "Advisory and Other Fees" herein.
REASONS FOR THE REORGANIZATIONS

      In the opinion of IMG the long-term viability of the Vintage Funds is questionable, particularly in light of the relatively low level of assets in the Vintage Funds and the decline in such assets in the recent past, as well as the increased costs associated with the need to comply with certain regulations recently promulgated by the Securities and Exchange Commission. IMG believes that each Vintage Fund and its respective Federated Fund have similar investment objectives, and the combination of the Federated Capital Appreciation Fund with the Vintage Equity Fund and Vintage Growth Fund and the Federated Stock & Bond Fund, Inc. with the Vintage Balanced Fund would provide each Vintage Fund's shareholders with the benefit of higher fund asset levels and lower fund expenses. Accordingly, IMG has over the past several months actively pursued alternatives which would allow shareholders to continue their original investment objectives through a tax-free combination of their Vintage Fund's portfolio with a comparable portfolio of another fund group(s). After extensive discussions between representatives of IMG and Federated, IMG determined to recommend to the Board of the Vintage Funds and the Board of each Federated Fund to consider and approve the Reorganization as being in the best interest of shareholders.

      The Board of Directors met on May 20 and June 20, 2005 to receive information concerning the Vintage Funds, to review this information and to consider the terms of the proposed Reorganizations. After consultation with legal counsel, the Board of Directors, including the Directors who are not "interested persons" (within the meaning of the 1940 Act), unanimously approved the Plans and recommended their approval to the shareholders of the Vintage Funds. In approving the Reorganizations, the Board of Directors determined that participation in the Reorganizations is in the best interests of the Vintage Funds. In approving the Plans, the Board of Directors considered a number of factors, including the following:

-     the terms and conditions of the Plans;

-     the compatibility of the funds' objectives, limitations, and policies;

-     performance history of the Vintage Funds and the Federated Funds;

- historic expenses ratios of the Vintage Funds and the Federated Funds on a comparative basis and projected pro forma estimated expense ratios for the Federated Funds;

-     possible economies of scale to be gained from the Reorganization;

- the fact that the Reorganization is expected to be free from federal taxes;

- the agreement by FEMCOPA and/or IMG, or their respective affiliates, to bear the expenses of the Reorganizations incurred by the Vintage Funds; and

-     the fact that IMG and Federated have entered into the Fund Purchase
      Agreement.

      The Board of Directors of Federated Stock and Bond Fund, Inc. and the Board of Trustees of Federated Capital Appreciation Fund have reviewed and considered the terms of the proposed Reorganizations. The Board of Directors and Board of Trustees, including the Directors and Trustees who are not "interested persons" (within the meaning of the 1940 Act), unanimously approved the Plans.


       BASED ON THIS INFORMATION, THE BOARD RECOMMENDS THAT THE SHAREHOLDERS
               OF EACH VINTAGE FUND APPROVE THE REORGANIZATION.


COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS AND OBLIGATIONS

      GENERAL. The Federated Capital Appreciation Fund and the Vintage Funds are open-end, diversified series of management investment companies registered under the 1940 Act, which continuously offer to sell shares. The Federated Stock & Bond Fund, Inc. is an open-end diversified management investment company registered under the 1940 Act, which continuously offers to sell shares at their current NAV. The Federated Capital Appreciation Fund is a series of a business trust pursuant to a Declaration of Trust under the laws of the Commonwealth of Massachusetts. The Federated Stock & Bond Fund, Inc. and each Vintage Fund is organized as a Maryland corporation pursuant to its Articles of Incorporation under the laws of the State of Maryland. Each of the Federated Funds and the Vintage Funds is governed by its respective Declaration of Trust/Articles of Incorporation, Bylaws and Board of Trustees/Directors, in addition to applicable state and federal law. The rights of shareholders of the Federated Funds and shareholders of the Vintage Funds as set forth in the applicable Declaration of Trust/Articles of Incorporation and Bylaws. Set forth below is a brief summary of the significant rights of shareholders of the Federated Funds and shareholders of the Vintage Funds.

      SHARES OF THE FEDERATED FUNDS AND THE VINTAGE FUNDS. The Federated Capital Appreciation Fund is authorized to issue an unlimited number of shares of beneficial interest, which have no par value. The Board of Federated Equity Funds has established four classes of shares of the Federated Capital Appreciation Fund, known as Class A Shares, Class B Shares, Class C Shares and Class K Shares. The Board of the Federated Stock & Bond Fund, Inc. has established four classes of shares, known as Class A Shares, Class B Shares, Class C Shares and Class K Shares. The Federated Stock & Bond Fund, Inc. is authorized to issue 2,000,000,000 shares of common stock (750,000,000-Class A Shares; 500,000,000-Class B Shares; 500,000,000-Class C Shares; and 250,000-Class K Shares), par value $.001 per share, with an aggregate par value of $2,000,000. The Board of the Vintage Mutual Funds, Inc. has established two classes of shares of the Vintage Equity Fund, known as Class S Shares and Class T Shares. The Vintage Mutual Funds, Inc are authorized to issue 100,000,000,000 shares of capital stock, par value of $.0001, with an aggregate par value of $100,000,000. Of the 100,000,000,000 authorized shares, 1,600,000,000 have been designated to the Vintage Equity Fund (800,000,000 for Class S Shares and 800,000,000 for Class T Shares), 1,600,000,000 have been designated to the Vintage Growth Fund and 1,600,000,000 have been designated to the Vintage Balanced Fund. The remaining shares of capital stock have been designated to other portfolios of the Vintage Mutual Funds, Inc. Issued and outstanding shares of both of the Federated Funds and the Vintage Funds are fully paid and non-assessable, and freely transferable.

      VOTING RIGHTS. Neither the Federated Funds nor the Vintage Funds are required to hold annual meetings of shareholders, except as required under the 1940 Act or by state law. Shareholder approval is generally necessary only for certain changes in operations or the election of trustees under certain circumstances. Each of the Federated Funds and the Vintage Funds provides that a special meeting of shareholders may be called for any permissible purpose upon the written request of the holders of at least 10% of the Federated Funds and at least 25% of the Vintage Funds of the outstanding shares of the series or class of the Federated Funds or the Vintage Funds, as the case may be, entitled to vote. Each share of each Federated Fund and each Vintage Fund gives the shareholder one vote in trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio or class in each of the Federated Funds and the Vintage Funds have equal voting rights with other portfolios or classes within the business trust or corporation of which they are a series, except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote.

TRUSTEES/DIRECTORS. The Declaration of Trust for the Federated Equity Funds provides that the term of office of each Trustee shall be for the lifetime of the Federated Equity Funds or the earlier of his or her death, resignation, retirement, removal or mental or physical incapacity. The Bylaws for the Federated Stock & Bond Fund, Inc. and Vintage Funds provide that each Director shall hold office until the annual meeting next after the Director becomes a Director and until the election and qualifications of his successor. A Director of the Vintage Funds is limited to 12 consecutive terms. A Trustee of the Federated Equity Funds may be removed by: (i) written instrument signed by at least two-thirds of the Trustees, (ii) a majority vote of the Trustees if the Trustee has become mentally or physically incapacitated or (iii) a vote of two-thirds of the outstanding shares at any special meeting of shareholders. A Director of the Federated Stock & Bond Fund, Inc. may be removed at any meeting of shareholders by a vote of a majority of all shares entitled to vote. A vacancy on the Board of any Federated Fund and the Vintage Funds may be filled by the Trustees/Directors remaining in office. A meeting of shareholders of the Federated Funds and the Vintage Funds will be required for the purpose of electing additional Trustees/Directors whenever fewer than a majority of the Trustees/Directors then in office were elected by shareholders.
      LIABILITY OF TRUSTEES/DIRECTORS AND OFFICERS. Under the Declarations of Trust of the Federated Capital Appreciation Funds, a Trustee or officer will be personally liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Bylaws for the Federated Capital Appreciation Fund further provide that Trustees and officers will be indemnified by the Federated Capital Appreciation Fund, as the case may be, to the fullest extent permitted by law against liability and against all expenses of litigation unless the person's conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of the person's duties.

      SHAREHOLDER LIABILITY. Under certain circumstances, shareholders of the Federated Funds may be held personally liable as partners under Massachusetts law for obligations of the Federated Capital Appreciation Fund. To protect its shareholders, the Federated Capital Appreciation Fund has filed legal documents with the Commonwealth of Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of the Federated Capital Appreciation Fund. These documents require that notice of this disclaimer be given in each agreement, obligation or instrument that the Federated Capital Appreciation Fund or its Trustees enter into or sign.

      In the unlikely event a shareholder is held personally liable for a Federated Fund's obligations on behalf of a Federated Fund, the Federated Fund is required to use its property to protect or compensate the shareholder. On request, such Federated Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation on behalf of such Federated Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if such Federated Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them from assets of such Federated Fund.

      Shareholders of the Vintage Funds have the same potential liability under Maryland law.

      TERMINATION. In the event of the termination of any Federated Fund or any portfolio or class of such Federated Fund or of the termination of the Vintage Funds or any portfolio or class of the Vintage Funds, the shareholders of the respective portfolio or class are entitled to receive, when and as declared by its Trustees/Directors, the excess of the assets belonging to the respective portfolio or class over the liabilities belonging to the respective portfolio or class. In either case, the assets belonging to the portfolio or class will be distributed among the shareholders in proportion to the number of shares of the respective portfolio or class held by them.


            INFORMATION ABOUT THE FEDERATED FUNDS AND THE VINTAGE FUNDS

FEDERATED FUNDS
      Federated Equity Funds on behalf of the Federated Capital Appreciation Fund and Federated Stock & Bond Fund, Inc. are subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith file reports and other information with the Securities and Exchange Commission. Reports, proxy and information statements, and other information filed by such Federated Fund, can be obtained by calling or writing such Federated Fund and can also be inspected and copied by the public at the public reference facilities maintained by the Securities and Exchange Commission in Washington, DC located at Room 1024, 450 Fifth Street, N.W., Washington, DC 20549 and at certain of its regional offices located at Room 1204, Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, IL 60604 and 233 Broadway, New York, NY 10007. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549, or obtained electronically from the Securities and Exchange Commission's Internet website (www.sec.gov).

      This Prospectus/Proxy Statement, which constitutes part of a Registration Statement filed by each Federated Fund with the Securities and Exchange Commission under the Securities Act of 1933, as amended, omits certain of the information contained in the Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits thereto for further information with respect to the applicable Federated Fund and the shares offered hereby. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the Securities and Exchange Commission.





VINTAGE FUNDS
      Each Vintage Fund is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, the proxy and information statements, and other information filed by the Vintage Funds can be obtained by calling or writing the Vintage Funds and can also be inspected and copied by the public at the public reference facilities maintained by the Securities and Exchange at the addresses listed in the previous section, or obtained electronically from the Securities and Exchange Commission's Internet website (www.sec.gov).



              ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING

      Proxies are being solicited by the Board of the Vintage Funds. The proxies will be voted at the special meeting of shareholders of the Vintage Funds to be held on _______________ [date] at ______________ [address], at _______ [time]
(such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").

      The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by FEMCOPA and/or IMG. In addition to solicitations through the mail, proxies may be solicited by officers, employees, and agents of FEMCOPA, or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, telegraph, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. FEMCOPA and/or IMG may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of shares held of record by such persons.


      The purpose of the Special Meeting is set forth in the accompanying Notice. The Directors know of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about _____________ to shareholders of record at the close of business on _______________ (the "Record Date").


      Annual and semi-annual reports of the Federated Capital Appreciation Fund, which includes audited financial statements for the fiscal year ended October 31, 2004 and unaudited financial statements for the period ended April 30, 2004, respectively; annual and semi-annual reports of the Federated Stock & Bond Fund, Inc., which includes audited financial statements for the fiscal year ended November 30, 2004 and unaudited financial statements for the period ended May 31, 2004, respectively; and the annual reports of the Vintage Funds, which includes audited financial statements for the fiscal year ended March 31, 2005, were previously mailed to shareholders. The Federated Funds or the Vintage Funds, as the case may be, will promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of the annual reports and/or the semi-annual reports for the Federated Funds and the Vintage Funds. Requests for annual reports or semi-annual reports for the Federated Funds and the Vintage Funds may be made by writing to the Federated Funds' or the Vintage Funds' principal executive offices or by calling the Federated Funds or the Vintage Funds. The principal executive office of the Federated Funds is located at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. The principal executive office of the Vintage Fund is P.O. Box 182445, Columbus, OH 43218-2445. The Federated Funds' toll-free telephone number is 1-800-341-7400, and the Vintage Funds' toll-free telephone number is 1-800-438-6375.


PROXIES, QUORUM AND VOTING AT THE SPECIAL MEETING

      Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the Vintage Funds is entitled to one vote. Fractional shares are entitled to proportionate shares of one vote. The votes of shareholders of the Federated Funds are not being solicited since their approval is not required in order to effect each Reorganization.

      Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Vintage Funds. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the shares represented thereby in favor of the matter set forth in the attached Notice.

      Each Vintage Fund will vote separately on the approval of each Plan. In order to hold the Special Meeting with respect to a Vintage Fund, a "quorum" of shareholders of that Fund must be present. Holders of greater than fifty percent (50%) of the total number of outstanding shares of the applicable Vintage Fund, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal relating to that Fund.

      Shareholder approval with respect to a Vintage Fund requires the affirmative vote of more than 50% of the outstanding shares of each of such Vintage Fund. In the event that shareholders of one Vintage Fund do not approve the Plan, Reorganizations will proceed with respect to the Vintage Funds that have approved the Plan, subject to the other conditions contained in the Plan having been met.

      For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of each proposal.

      If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Proxy Statement and Prospectus prior to any such adjournment if sufficient votes have been received for approval.


SHARE OWNERSHIP OF THE FUNDS

      Officers and Directors of the Vintage Mutual Funds own less than 1% of he Vintage Equity Fund's outstanding shares.


At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of the Vintage Growth Fund:


      Officers and Directors of the Vintage Mutual Funds own less than 1% of Vintage Growth Fund's outstanding shares.


At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding shares of Vintage Growth Fund:



Officers and Trustees of the Federated Equity Funds own less than 1% of the Federated Capital Appreciation Fund's outstanding shares.

At the close of business on the Record Date, the following person owned, to the knowledge of management, more than 5% of the outstanding Class A Shares of the Federated Capital Appreciation Fund:



Officers and Directors of the Vintage Mutual Funds own less than 1% of the Vintage Balanced Fund's outstanding shares.

At the close of business on the Record Date, the following person owned, to the knowledge of management, more than 5% of the outstanding shares of the Vintage Balanced Fund:



Officers and Directors of the Federated Stock & Bond Fund, Inc. own less than 1% of outstanding shares.

At the close of business on the Record Date, the following person owned, to the knowledge of management, more than 5% of the outstanding Class A Shares of the Federated Stock & Bond Fund, Inc.:


Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.








         OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

      The Vintage Mutual Funds are not required, and do not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to the Vintage Mutual Funds, P.O. Box 182445, Columbus, OH 43218-2445, so that they are received within a reasonable time before any such meeting.

      No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Vintage Mutual Funds.

------------------------------------------------------------------------------
SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY CARD
 AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN
                               THE UNITED STATES.
------------------------------------------------------------------------------

                                           By Order of the Board of Directors,
                                                            ------------------
                                              Secretary or Assistant Secretary
_______________________, 2005




                                                                         Annex A
                        SUMMARY OF INVESTMENT LIMITATIONS

The following chart contains a summary of the fundamental and non-fundamental investment limitations of the Fund and the Portfolio. A policy that is fundamental may not be changed without shareholder approval.

------------------------------------------------------------------------------------------------
                                    INVESTMENT LIMITATIONS
------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
       FEDERATED CAPITAL APPRECIATION FUND                          VINTAGE FUNDS
        FEDERATED STOCK & BOND FUND, INC.
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Diversification (fundamental)                        Diversification (fundamental)
With respect to securities comprising 75% of the     The fund will not purchase securities of
value of its total assets, the fund will not         any one issuer, other than obligations
purchase securities of any one issuer (other         issued or guaranteed by the U.S. Government
than cash; cash items; securities issued or          or its agencies or instrumentalities, if,
guaranteed by the government of the United           immediately after such purchase, with
States or its agencies or instrumentalities and      respect to 75% of its portfolio, more than
repurchase agreements collateralized by such         5% of the value of the total assets of the
U.S. government securities; and securities of        fund would be invested in such issuer, or
other investment companies) if, as a result,         the fund would hold more than 10% of any
more than 5% of the value of its total assets        class of securities of the issuer or more
would be invested in the securities of that          than 10% of the outstanding voting
issuer, or the fund would own more than 10% of       securities of the issuer.
the outstanding voting securities of that issuer.
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                     Borrowing Money and Issuing Senior
Borrowing Money and Issuing Senior Securities        Securities (fundamental)
(fundamental)
                                                     The fund may not borrow money or issue
FEDERATED                                            CAPITAL APPRECIATION FUND
                                                     senior securities, except
                                                     that the fund may borrow
                                                     from banks or enter into
                                                     reverse
The fund may borrow money, directly or               repurchase agreements for temporary
indirectly, and issue senior securities to the       purposes in amounts up to 10% (25% for the
maximum extent permitted under the Investment        Bond fund) of the value of its total assets
Company Act of 1940 (1940 Act).                      at the time of such borrowing; or mortgage,
                                                     pledge, or hypothecate any assets, except
FEDERATED STOCK & BOND FUND, INC.                    in connection with any such borrowing and
                                                     in amounts not in excess of the lesser of
The fund will not issue senior securities,           the dollar amounts borrowed or 10% of the
except as permitted by its investment objectives     value of the fund's total assets at the
and policies, and except that the fund may enter     time of its borrowing.  The fund will not
into reverse repurchase agreements and otherwise     purchase securities while borrowings
borrow up to one-third of the value of its net       (including reverse repurchase agreements)
assets including the amount borrowed, as a           in excess of 5% of its total assets are
temporary, extraordinary or emergency measure or     outstanding
to facilitate management of the portfolio by
enabling the fund to meet redemption requests
when the liquidation of portfolio instruments
would be inconvenient or disadvantageous.  This
practice is not for investment leverage.
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

Investing in Real Estate (fundamental)               Investing in Real Estate (fundamental)
The fund may not purchase or sell real estate,       The fund may not purchase or sell real
provided that this restriction does not prevent      estate (although investments by the Equity
the fund from investing in issuers which invest,     fund in marketable securities of companies
deal, or otherwise engage in transactions in         engaged in such activities are not
real estate or interests therein, or investing       prohibited by this restriction)
in securities that are secured by real estate or
interests therein. The fund may exercise its
rights under agreements relating to such
securities, including the right to enforce
security interests and to hold real estate
acquired by reason of such enforcement until
that real estate can be liquidated in an orderly
manner.
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

Underwriting (fundamental)                           Underwriting (fundamental)
                                                     The fund may not underwrite securities
FEDERATED CAPITAL APPRECIATION FUND                  issued by other persons, except to the
                                                     extent that a fund may be deemed to be an
The fund may not underwrite the securities of underwriter under certain securities laws other issuers, except that the fund may engage in the disposition of "restricted in transactions involving the acquisition, securities" disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the
Securities Act of 1933.

FEDERATED STOCK & BOND FUND, INC.

The fund will not engage in underwriting or agency distribution of securities issued by others.
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

Lending (fundamental)                                Lending (fundamental)
                                                     Make loans, except that the fund may
FEDERATED CAPITAL APPRECIATION FUND                  purchase or hold debt securities, lend
                                                     portfolio securities in accordance with its
The fund may not make loans, provided that this investment objective and policies, and may restriction does not prevent the fund from enter into repurchase agreements purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.


FEDERATED STOCK & BOND FUND, INC. The fund will not lend any assets except portfolio securities. The purchase of corporate or government bonds, debentures, notes or other evidences of indebtedness shall not be considered a loan for purposes of this limitation.
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

Commodities (fundamental)                            Commodities (fundamental)
                                                     The fund may not purchase or sell
FEDERATED CAPITAL APPRECIATION FUND                  commodities or commodities contracts,
                                                     except to the extent disclosed in the
The fund may not purchase or sell physical current Prospectus of the funds commodities, provided that the fund may purchase securities of companies that deal in commodities.

FEDERATED STOCK & BOND FUND, INC.

The fund will not invest in commodities, commodity contracts, or real estate, provided, that the fund may acquire securities of real estate investment trusts, and marketable securities of companies which may represent indirect interests in real estate, and any investment security which derives its value from real estate.
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                     Concentration of Investments (fundamental)
Concentration (fundamental)
The fund will not make investments that will The fund will not purchase any securities result in the concentration of its investments which would cause more than 25% of the in the securities of issuers primarily engaged value of the fund's total assets at the in the same industry. Government securities, time of purchase to be invested in municipal securities and bank instruments will securities of one or more issuers not be deemed to constitute an industry.
conducting their principal business
                                                     activities in the same
                                                     industry, provided that (a)
                                                     there is no limitation with
                                                     respect to obligations
                                                     issued or guaranteed by the
                                                     U.S. Government or its
                                                     agencies or
                                                     instrumentalities and
                                                     repurchase agreements
                                                     secured by obligations of
                                                     the U.S. Government or its
                                                     agencies or
                                                     instrumentalities; (b)
                                                     wholly-owned finance
                                                     companies will be
                                                     considered to be in the
                                                     industries of their parents
                                                     if their activities are
                                                     primarily related to
                                                     financing the activities of
                                                     their parents; and (c)
                                                     utilities will be divided
                                                     according to their
                                                     services. For example, gas,
                                                     gas transmission, electric
                                                     and gas, electric, and
                                                     telephone will each be
                                                     considered a separate
                                                     industry
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

Illiquid Securities (non-fundamental)                Illiquid Securities (non-fundamental)
The fund will not purchase securities for which      The fund may not enter into repurchase
there is no readily available market, or enter       agreements with maturities in excess of
into repurchase agreements or purchase time          seven days if such investments, together
deposits that the fund cannot dispose of within      with other instruments in that fund that
seven days, if immediately after and as a            are not readily marketable or are otherwise
result, the value of such securities would           illiquid, exceed 10 percent of that fund's
exceed, in the aggregate, 15% of the fund's net      net assets.
assets.
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

Purchases on Margin (non-fundamental)                Purchases on Margin (non-fundamental)
                                                     The fund may not purchase securities on
FEDERATED CAPITAL APPRECIATION FUND                  margin, except for use of short-term credit
                                                     necessary for clearance of purchases of
The fund will not purchase securities on margin,     portfolio securities
provided that the fund may obtain short-term
credits necessary for the clearance of purchases
and sales of securities, and further provided
that the fund may make margin deposits in
connection with its use of financial options and
futures, forward and spot currency contracts,
swap transactions and other financial contracts
or derivative instruments.

Selling Short and Purchases on Margin
(fundamental)

FEDERATED STOCK & BOND FUND, INC.
The fund will not sell any securities short or
purchase any securities on margin
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                     Pledging Assets (fundamental)
Pledging Assets (non-fundamental)
                                                     The fund may not borrow money or issue
FEDERATED CAPITAL APPRECIATION FUND senior securities, except that the fund may
The fund will not mortgage, pledge, or borrow from banks or enter into reverse hypothecate any assets, provided that this shall repurchase agreements for temporary not apply to the transfer of securities in purposes in amounts up to
10% (25% for the connection with any permissible borrowings or to Bond fund) of the value of its total assets collateral arrangements in connection with at the time of such borrowing; or mortgage, permissible activities. pledge, or hypothecate any assets, except
                                                     in connection with any such
                                                     borrowing and in amounts
                                                     not in excess of the lesser
                                                     of the dollar amounts
                                                     borrowed or 10% of the
                                                     value of the fund's total
                                                     assets at the time of its
                                                     borrowing. The fund will
                                                     not purchase securities
                                                     while borrowings (including
                                                     reverse repurchase
                                                     agreements) in excess of 5%
                                                     of its total assets are
                                                     outstanding
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Investing in Securities of Other Investment          Investing in Securities of Other Investment
Companies (non-fundamental)                          Companies (non-fundamental)
FEDERATED CAPITAL APPRECIATION FUND                  The fund may not purchase securities of
                                                     other investment companies, except (a) in
The fund may invest its assets in securities of      connection with a merger, consolidation,
other investment companies, including the            acquisition or reorganization, and (b) a
securities of affiliated money market funds, as      fund may invest in other investment
an efficient means of carrying out its               companies, including other funds for which
investment policies and managing its uninvested      IMG acts as adviser subject to such
cash. These other investment companies are           restrictions as may be imposed by the 1940
managed independently of the fund and incur          Act or any state laws.
additional expenses. Therefore, any such
investment by the fund may be subject to
duplicate expenses. However, the Adviser
believes that the benefits and efficiencies of
this approach should outweigh the additional
expenses.


FEDERATED STOCK & BOND FUND, INC.

The fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. The fund may also invest in mortgage backed, high yield and emerging market securities primarily by investing in another investment company (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the Adviser. The fund may also invest in such securities directly. These other investment companies are managed independently of the fund and incur additional expenses. Therefore, any such investment by the fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                     The fund has no
corresponding limitation.
Acquiring Securities (non-fundamental)

FEDERATED STOCK & BOND FUND, INC.
The fund will not invest in securities of a
company for the purpose of exercising control or
management.
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
The fund has no corresponding limitation.            (non-fundamental)
                                                     The fund may not purchase
                                                     participation or direct
                                                     interests in oil, gas or
                                                     other mineral exploration
                                                     or development programs.
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
The fund has no corresponding limitation.            (non-fundamental)
                                                     The fund may not invest
                                                     more than 5 percent of
                                                     total assets in puts,
                                                     calls, straddles, spreads
                                                     or any combination thereof.
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
The fund has no corresponding limitation.            (non-fundamental)
                                                     The fund may not invest more than 10
                                                     percent of total assets in securities of
                                                     issuers which together with any
                                                     predecessors have a record of less than
                                                     three years' continuous operation.
-----------------------------------------------------------------------------------------------------










                                                                       EXHIBIT A

                     AGREEMENTS AND PLANS OF REORGANIZATION


 AGREEMENT AND PLAN OF REORGANIZATION BETWEEN THE FEDERATED STOCK & BOND FUND, INC. AND THE VINTAGE MUTUAL FUNDS, INC., WITH RESPECT TO THE VINTAGE BALANCED
                                      FUND

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ____ day of ________________, by and between Federated Stock and Bond Fund, Inc., a Maryland corporation, with its principal place of business at 5800 Corporate Drive, Pittsburgh, PA, 15237 (the "Acquiring Fund"), and Vintage Mutual Funds, Inc., a Maryland corporation, with its principal place of business at 1415 28th Street, Suite 200, West Des Moines, IA, 50266 (the "Corporation"), with respect to its Vintage Balanced Fund, a series of the Corporation ("Acquired Fund" and, collectively with the Acquiring Fund, the "Funds").

      This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund in exchange for Class A Shares, no par value per share, of the Acquiring Fund ("Acquiring Fund Shares"); and (ii) the distribution of Class A Shares of the Acquiring Fund to the holders of Shares of the Acquired Fund and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

      WHEREAS, the Acquired Fund is a separate series of the Corporation, and the Acquiring Fund and the Corporation are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

      WHEREAS, the Acquiring Fund and the Acquired Fund are authorized to issue their shares of common stock;

      WHEREAS, the Directors of the Acquiring Fund have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

      WHEREAS, the Directors of the Corporation have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES
                      AND LIQUIDATION OF THE ACQUIRED FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by dividing (x) the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of the Acquired Fund will receive Class A Shares of the Acquiring Fund. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of property having a value equal to the total net assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

      The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund's assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund (the "Acquired Fund Shares") will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount described in Section 1.1, to be distributed to Acquired Fund Shareholders.

1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of the Closing Date shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

1.8 TERMINATION. The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

1.10 SALES LOAD ON ACQUIRING FUND SHARES. Shareholders of the Acquired Fund as of the Closing Date shall not be subject to the sales load of the Acquiring Fund on future purchases of the Acquiring Fund.



ARTICLE II

                                    VALUATION

2.1 VALUATION OF ASSETS. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's Articles of Incorporation and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, using the valuation procedures set forth in the Acquiring Fund's Articles of Incorporation and the Acquiring Fund's then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund's shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets, shall be determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Acquired Fund determined in accordance with Section 2.1 by (y) the net asset value per share of the Acquiring Fund Shares determined in accordance with paragraph 2.2.

2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and by the Acquired Fund.

ARTICLE III

                              CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The closing shall occur on or about _____________2005, or such other date(s) as the parties may agree to in writing (the "Closing Date"). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN'S CERTIFICATE. The Bank of New York, as custodian for the Acquired Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or
(b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

3.4 TRANSFER AGENT'S CERTIFICATE. BISYS Fund Services, Inc., as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause, State Street Bank and Trust Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Corporation or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

                           REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Corporation, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund, as follows:

a) The Acquired Fund is a separate series of the Corporation, duly organized, validly existing, and in good standing under the laws of the State of Maryland.

b) The Corporation is registered as an open-end management investment company under the 1940 Act, and the Corporation's registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.

c) The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

d) The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not, result in the violation of any provision of the Corporation's Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

e) The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

f) Except as otherwise disclosed in writing to the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

g) The audited financial statements of the Acquired Fund as of March 31, 2005, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

h) Since the date of the financial statements referred to in paragraph (h) above, there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this paragraph (i), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

i) All federal and other tax returns and reports of the Acquired Fund required by law to be filed, have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j) All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, and has no outstanding securities convertible into any of the Acquired Fund shares.

k) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the State of Maryland, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

m) The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

n) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Corporation with respect to the Acquired Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

o) The Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC"), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Maryland law for the execution of this Agreement by the Corporation, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund, represents and warrants to the Corporation, on behalf of the Acquired Fund, as follows:

a) The Acquiring Fund is a separate series of a corporation, validly existing and in good standing under the laws of the State of Maryland.

b) The Acquiring Fund is registered as an open-end management investment company under the 1940 Act, and the Acquiring Fund's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not, result in a violation of the Acquiring Fund's Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

e) Except as otherwise disclosed in writing to the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

f) The financial statements of the Acquiring Fund as of November 30, 2004 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Funds) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

g) The unaudited financial statements of the Acquiring Fund as of May 31, 2004, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

h) Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this paragraph (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

i) All federal and other tax returns and reports of the Acquiring Fund required by law to be filed, have been filed. All federal and other taxes shown due on such returns and reports have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

k) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

l) Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

m) The information to be furnished by the Acquiring Fund for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

n) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

o) The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Maryland law for the execution of this Agreement by the Acquiring Fund, or the performance of the Agreement by the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

               COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2 APPROVAL OF SHAREHOLDERS. The Corporation will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Corporation's Treasurer.

5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Acquiring Fund will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the "Registration Statement"). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Acquired Fund's Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8 The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

ARTICLE VI

              CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

      The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

ARTICLE VII

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1 All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund's name by the Corporation's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Corporation.

ARTICLE VIII

                 FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                          ACQUIRING FUND AND ACQUIRED FUND

      If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Corporation's Articles of Incorporation and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5 The parties shall have received an opinion of Reed Smith LLP substantially to the effect that for federal income tax purposes:

a) The transfer of all of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.

c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Selling Fund Shares.

d) No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.

e) The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefore were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

f) The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

      Such opinion shall be based on customary assumptions and such representations Reed Smith LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be reorganized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

ARTICLE IX

                                      EXPENSES

9.1 Federated Equity Management Company of Pennsylvania and/or AMCORE Financial, Inc. and/or Investors Management Group, Ltd. or their affiliates will pay all expenses associated with the Reorganization, provided, however, that Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.

ARTICLE X

                      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Acquiring Fund and the Corporation, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

                                   TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Corporation. In addition, either the Acquiring Fund or the Corporation may at its option terminate this Agreement at or before the Closing Date due to:

a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c) a determination by a party's Board of Directors, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Corporation or the Acquiring Fund, respectively, and notice given to the other party hereto.

11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Acquired Fund, the Corporation, or their respective Directors or officers, to the other party or its Directors or officers.

ARTICLE XII

                                     AMENDMENTS

12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Corporation and the Acquiring Fund as specifically authorized by their respective Board of Directors; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

                 HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.

13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

          IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                    VINTAGE MUTUAL FUNDS, INC.
                                    on behalf of its portfolio,
                                    Vintage Balanced Fund


                                    ___________, Secretary


                                    FEDERATED STOCK & BOND FUND, INC.


                                    John W. McGonigle, Secretary





                                                                       EXHIBIT B
                 MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FEDERATED CAPITAL APPRECIATION FUND

Management's Discussion of Fund Performance
This report covers Federated Capital Appreciation Fund's fiscal year performance period from November 1, 2003 through October 31, 2004. During this reporting period, the fund's Class A, Class B, Class C, and Class K Shares produced total returns of 6.97%, 6.19%, 6.19%, and 6.49%, respectively, based on net asset value.1

The fund underperformed its benchmark, the S&P 500 Index2, which returned 9.42% during the same period. The fund outperformed its peer group as measured by the Lipper Large Cap Core Funds Average3 category, which produced an average total return of 5.97% for the same period.

The 12-month period ended October 31, 2004 generated positive returns for most domestic and global equity market benchmarks, continuing the trend begun in the first quarter of 2003. In general, small- and mid-cap companies outperformed large-cap companies during the reporting period, and this negatively influenced the fund's relative performance, as it had a larger market cap bias as compared to the S&P 500 Index. Value-based strategies generally outperformed growth-based strategies as well. This positively influenced the fund's performance as it had a slight value tilt during the year. As of October 31, 2004, the fund was evenly balanced with 50% of assets in value stocks and 50% of assets in growth stocks.

Sector allocation was a positive contributor to performance, while stock selection was a negative contributor. From a sector positioning standpoint, the fund's returns were aided by being overweight Energy, Industrials, and Telecommunication Services. The fund's returns were limited by its cash position in a rising market, as well as by its being underweight Utilities and overweight Materials. On a stock selection basis, the fund's return was hindered by stock performance within the Information Technology, Utilities, and Telecommunication Services sectors. The fund benefited from positive selection within the Industrials, Energy, and Healthcare sectors.

Top contributors during the year were: Exxon Mobil Corp., General Electric Co., Transocean Sedco Forex, Inc., ConocoPhillips, and Halliburton Co. Detractors of performance during the year were: Intel Corp., Hewlett-Packard Co., Applied Materials, Inc., Tenet Healthcare, and Merck & Co., Inc.

1 Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period based on offering price for Class A, Class B, Class C, and Class K Shares were 1.10%, 0.69%, 4.15%, and 6.49%, respectively. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. To view current to the most recent month-end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.
2 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.
3 Lipper figures represent the average total returns reported by all mutual funds designated by Lipper, Inc. as falling into the category indicated. They do not reflect sales charges. Investments cannot be made in an average.







GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000(1) in Federated Capital Appreciation Fund (Class A Shares) (the "Fund") from October 31, 1994 to October 31, 2004, compared to the S&P 500 Index (S&P 500),(2) and the Lipper Large Cap Core Funds Average (LLCCFA).3





Average Annual Total Returns 4 for the Period Ended 10/31/2004


1 Year                                          1.10%


5 Years                                         0.49%


10 Years                                        11.64%





[GRAPHIC ILLUSTRATION-Federated Capital Appreciation Fund] The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A Shares of Federated Capital Appreciation Fund (the "Fund") are represented by a solid line. The S&P 500 is represented by a dotted line and the LLCCFA is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the Fund, the S&P 500 and the LLCCFA. The "x" axis reflects computation periods from 10/31/94 to 10/31/04. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class A Shares as compared to the S&P 500 and the LLCCFA. The ending values were $31,827, $28,323 and $21,062, respectively.

Performance data quoted represents past performance and is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund with no sales charge. Effective January 1, 1996, the fiscal year end of this Fund was changed from December 31, to October 31. Effective November 14, 1995, the maximum sales charge was 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LLCCFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average. 2 The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cashflows.
3 The LLCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. 4 Total returns quoted reflect all applicable sales charges.




The Vintage Equity Fund

The last year has been marked by solid economic growth, excellent profit growth, rising commodity prices and rising interest rates. The balance of positive and negative influences has resulted in an historically narrow range of trading, with a single significant rally occurring between the presidential election and the end of December.

The longevity and strength of the recovery in corporate profitability has surprised analysts for the last three quarters. While the job recovery has been somewhat slower than expected, corporate conservatism has resulted in margins that have now surpassed the cycle highs of 1999-2000.

Commodity prices have been a pivotal headwind for equities. Rising input costs for many corporations have resulted in efforts to push through price increases. Success increases fears of inflation, while failure to institute price increases raises fears of margin compression and production slowdowns.

Rising interest rates have also put a damper on equity valuations, with concerns that the Fed will need to continue raising rates for some time in order to control percolating inflation pressures. Still, the equity markets appear to be anticipating a much more hawkish Fed than the bond markets, as rates have risen but remain historically low at less than 4.5%.

Outside of the commodity driven sectors, we view this as a stock selection rather than a theme or sector driven market. Traditional sector rotation cycles have not materialized and 2004 produced a relatively modest spread in sector returns compared to recent years.

Over the twelve-month period ending March 31, 2005, the S&P 500 increased 4.8%, led by the energy sector with a return of 44.1%. The utility, industrials, and materials sectors also had strong returns for the period of 19.9%, 15.2%, and 14.8%, respectively. The financials and information technology sectors were the weakest performers, with declines of 3.4% and 2.9%, respectively, for the period.

The surging global oil demand, shortages of refining capacity, and unusual capital restraint produced the strong performance in the energy sector over the twelve-month period. In addition, the continuation of low interest rates and the prospect of increased generation revenues as a result of higher oil and natural gas prices resulted in strong utility sector performance. The industrials sector benefited from continuing growth in capital equipment purchases and strong demand for transportation services, which has been a result of the fact that many firms deferred purchases during the early part of the decade as a result of weak economic conditions. Further, the materials sector benefited from strong global demand for a variety of materials (steel, copper, etc.) as a result of high levels of construction and manufacturing activity, particularly in China and the U.S.

The underperformance of the financial sector resulted from the threat of rising interest rates and the fear of widespread accounting irregularities at large financial institutions as a result of those uncovered at American International Group. Concern surrounding the potential effects on the economy of higher interest rates and higher oil prices led to the decline in the information technology sector. Additionally, healthcare sector returns were negatively impacted by health concerns surrounding key drugs and the prospect for growth at many of the major pharmaceutical companies.

The March Fed statement noted that inflationary pressures have picked up in recent months. While we see some evidence of pricing power that has not existed for many years, we believe the disinflationary influences of globalization and technology-led productivity gains will prove to be more persistent than cost-push inflation.

For the remainder of the year, we see fears of inflation and high oil prices as being significant headwinds to stock prices. Likewise, the considerable deceleration in earnings growth means earnings are unlikely to be a significant upside catalyst on their own. Absolute valuations are not particularly compelling, but equities are unusually attractive when compared to other asset classes. Therefore, we expect range bound to lower trading, with a reduction in either inflation expectations or oil prices necessary to push stocks materially higher.





After a difficult first-half of the fiscal year, relative performance for the Vintage Equity Fund improved for the final two quarters. Improved focus on stock selection aided results, while sector and style influences were reduced significantly.

For the year, Exxon Mobil was the single greatest contributor to fund performance by a considerable margin as it was our largest energy sector holding. We also benefited by the strength of the transportation market with a position in Burlington Northern Santa Fe, which produced the highest percent return of any stock in the portfolio. Our ownership of Edison International, helped us keep pace with strong returns in the utility sector, while Praxair was our best performing materials holding.

Conversely, our positions in Citigroup and American International Group were hurt by concerns over interest rates and accounting fears. Likewise, the focus on health risks of key Pfizer drugs negatively impacted performance. Finally, technology stocks hindered fund performance with Cisco Systems having the most impact.

As we move into the next fiscal year, we are managing our energy position very close to the benchmark with an occasional bias to the upside. We are positioned to benefit from higher interest rates but are focusing on stock selection within the sectors in order to reduce volatility. We have a slight premium in dividend yield and maintain a valuation discount to the market, in order to maximize our relative performance in a market that lacks clear direction.




                  Value of a Hypothetical $10,000 Investment

[GRAPHIC ILLUSTRATION-Vintage Equity Fund]
The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class S Shares of Vintage Equity Fund (the "Fund") are represented by a solid line and the Class T Shares of the Fund are represented by a broken line. The S&P 500 Stock Index is represented by a dash/dot/dash line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class S Shares and Class T Shares of the Fund and the S&P 500 Stock Index. The "x" axis reflects computation periods from 12/15/92 to 3/31/05. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class S Shares and Class T Shares as compared to the S&P 500 Stock Index. The ending values were $24,509, $24,933 and $35,348, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Class S Shares and Class T Shares Average Annual Total Returns for the one-year and three-year period ended 3/31/2005 and from the start of performance of (12/15/92). The total returns for the one year period for the Fund's Class S Shares and Class T Shares were 2.44% and 2.69%, respectively. The total returns for the three year period for the Fund's Class S Shares and Class T Shares were -7.70% and -7.47%, respectively. The total returns from the start of performance for the Fund's Class S Shares and Class T Shares were 7.54% and 7.68%, respectively.


Performance data quoted represent past performance; past performance is not predictive of future results. The value of shares in the Vintage Mutual Funds will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost. The composition of the Fund's holdings is subject to change. Performance data current to the most recent month end may be obtained by accessing the website at www.vintagefunds.com. Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.
The performance of the Vintage Equity Fund is measured against a composite of the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance reflects the deduction of fees for these value-added services. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.






The Vintage Growth Fund

The last year has been marked by solid economic growth, excellent profit growth, rising commodity prices and rising interest rates. The balance of positive and negative influences has resulted in an historically narrow range of trading, with a single significant rally occurring between the presidential election and the end of December.

The longevity and strength of the recovery in corporate profitability has surprised analysts for the last three quarters. While the job recovery has been somewhat slower than expected, corporate conservatism has resulted in margins that have now surpassed the cycle highs of 1999-2000.

Commodity prices have been a pivotal headwind for equities. Rising input costs for many corporations have resulted in efforts to push through price increases. Success increases fears of inflation, while failure to institute price increases raises fears of margin compression and production slowdowns.

Rising interest rates have also put a damper on equity valuations, with concerns that the Fed will need to continue raising rates for some time in order to control percolating inflation pressures. Still, the equity markets appear to be anticipating a much more hawkish Fed than the bond markets, as rates have risen but remain historically low at less than 4.5%.

Outside of the commodity driven sectors, we view this as a stock selection rather than a theme or sector driven market. Traditional sector rotation cycles have not materialized and 2004 produced a relatively modest spread in sector returns compared to recent years.

Over the twelve-month period ending March 31, 2005, the S&P 500 increased 4.8%, led by the energy sector with a return of 44.1%. The utility, industrials, and materials sectors also had strong returns for the period of 19.9%, 15.2%, and 14.8%, respectively. The financials and information technology sectors were the weakest performers, with declines of 3.4% and 2.9%, respectively, for the period.

The surging global oil demand, shortages of refining capacity, and unusual capital restraint produced the strong performance in the energy sector over the twelve-month period. In addition, the continuation of low interest rates and the prospect of increased generation revenues as a result of higher oil and natural gas prices resulted in strong utility sector performance. The industrials sector benefited from continuing growth in capital equipment purchases and strong demand for transportation services, which has been a result of the fact that many firms deferred purchases during the early part of the decade as a result of weak economic conditions. Further, the materials sector benefited from strong global demand for a variety of materials (steel, copper, etc.) as a result of high levels of construction and manufacturing activity, particularly in China and the U.S.

The underperformance of the financial sector resulted from the threat of rising interest rates and the fear of widespread accounting irregularities at large financial institutions as a result of those uncovered at American International Group. Concern surrounding the potential effects on the economy of higher interest rates and higher oil prices led to the decline in the information technology sector. Additionally, healthcare sector returns were negatively impacted by health concerns surrounding key drugs and the prospect for growth at many of the major pharmaceutical companies.

The March Fed statement noted that inflationary pressures have picked up in recent months. While we see some evidence of pricing power that has not existed for many years, we believe the disinflationary influences of globalization and technology-led productivity gains will prove to be more persistent than cost-push inflation.

For the remainder of the year, we see fears of inflation and high oil prices as being significant headwinds to stock prices. Likewise, the considerable deceleration in earnings growth means earnings are unlikely to be a significant upside catalyst on their own. Absolute valuations are not particularly compelling, but equities are unusually attractive when compared to other asset classes. Therefore, we expect range bound to lower trading, with a reduction in either inflation expectations or oil prices necessary to push stocks materially higher.

The Fund experienced a rough first two quarters of the fiscal year (second and third calendar quarters), but kept pace with the market during the second half of the Fund's year. The year could ultimately be classified as a sideways move by the Fund's benchmark, the Russell 1000 Growth index, with it posting only a 1.2% gain over the Fund's fiscal year.

Style and size continued to dominate returns on the year. During most of fiscal 2005, value stocks continued to outperform growth names, and smaller capitalization companies had greater returns than large cap entities. On the year, the Russell 1000 Value index returned a dramatic 13.2%, versus 1.16% for the Russell 1000 Growth. Similarly, the S&P Smallcap 600 outperformed the S&P 100 12.1% to 1.9%.

The best returns for the Fund and the market occurred during the 2004 fourth quarter rally that was broad based and dramatic, reversing a very weak third quarter that included a severe mid-August swoon. During the fourth quarter, the Russell 1000 Growth rallied 9.17%, but then eventually gave back 4% in the ensuing first quarter of 2005.

Overweight exposure in certain market segments such as technology
(semiconductors), pharmaceuticals and media contributed significantly to the underperformance of the Fund during the third quarter. The Fund was a bit early in increasing its technology exposure, while pharmaceuticals battled product and pipeline concerns and media growth trends were suspect.

As we head into fiscal 2006, the markets have been directionless for some time, with alternating concerns about slowing global growth, rising interest rates, inflationary trends, slowing monetary growth and a weakening consumer. Despite generally good earnings results for the first calendar quarter of 2005, the equity markets seemed more focused on the potential for a soft spot in the economic recovery.

By no means have we entered a bear phase of the equity markets, but historically, the fourth year of a recovery sees slower economic and earnings growth. Thus, these concerns are currently running through the market, reflected in the S&P 500 trading at only 15.3 times forward 12-month earnings estimates. However, a catalyst for the markets may occur once investors gain a better sense that the end of the Federal Reserve's tightening cycle is near. If that impression takes hold, or oil prices suffer a significant drop, a breath of life could come back to cyclically oriented companies and financials, and the equity markets may then move more solidly upward.

Longer term, we favor a rotation into stable growth companies with declining exposure to deep cyclical industries. Large cap stocks have finally begun to outperform small caps, and growth companies are starting to outperform value names. Both of these trends have been anticipated for some time, and the current economic backdrop should allow for these shifts to continue.







                  Value of a Hypothetical $10,000 Investment

[GRAPHIC ILLUSTRATION-Vintage Growth Fund]
The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Vintage Growth Fund (the "Fund") is represented by a solid line. The S&P 500 Stock Index is represented by a broken line and the Russell 1000 Growth is represented by a dash/dot/dash line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the shares of the Fund and the S&P 500 Stock Index and the Russell 1000 Growth. The "x" axis reflects computation periods from 9/29/95 to 3/31/05. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's shares as compared to the S&P 500 Stock Index and the Russell 1000 Growth. The ending values were $14,371,$24,230 and $24,468, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Average Annual Total Returns for the one-year and three-year period ended 3/31/2005 and from the start of performance of (9/29/95). The total returns for the one year period, three-year and start of performance periods for the Fund were -5.01%, -10.99% and 5.88%, respectively.


Performance data quoted represent past performance; past performance is not predictive of future results. The value of shares in the Vintage Mutual Funds will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost. The composition of the Fund's holdings is subject to change. Performance data current to the most recent month end may be obtained by accessing the website at www.vintagefunds.com. Small-cap companies typically carry additional risk since smaller companies generally have a higher risk of failure and, by definition are not as well-established as blue-chip companies. Historically, small-company stocks have experienced a greater degree of market volatility than stocks on average.
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.
The performance of the Vintage Growth Fund is measured against the S&P 500 Stock Index and the Russell 1000 Growth Index+, which represent the performance of the stock market as a whole and the large-capitalization growth market respectively. The indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management fees. The Fund's performance reflects the deduction of fees for these value-added services. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
+ The Fund had previously been measured against the NASDAQ Composite Index and the S&P Midcap 400 Stock Index. However, the Fund is now measured against the Russell 1000 Growth Index as it better reflects the investment objective of the Fund.







FEDERATED STOCK & BOND FUND, INC.

Management's Discussion of Fund Performance
For the reporting period ended November 30, 2004, the fund's Class A, Class B, Class C, and Class K Shares produced total returns of 7.89%, 7.08%, 7.09%, and 7.64%, respectively, at net asset value. The S&P 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (Lehman Aggregate) returned 12.86% (1) and 4.44%, (2) respectively, for the same period.

Stock prices rose during the first three months of the reporting period before declining during the spring and summer months of 2004. The total return of the S&P 500 from December to February 2004 was 8.67% and from March to August was (2.74)%. Stock prices rose again in the fall, with the S&P 500 returning 6.78% for the period September 1, 2004 to November 30, 2004.

Interest rates fell during the first few months, then climbed significantly between mid-March and early June. Between March 16 and June 14, the average yield-to-maturity of the Lehman Aggregate increased from 3.73% to 4.94%. Interest rates traded lower between the summer and the end of November, as indicated by the average yield-to-maturity of the Lehman Aggregate of 4.50%.

The asset allocation of the fund is set relative to a neutral position of 60% in stocks and 40% in investment grade bonds. During the reporting period, the fund benefited from an above neutral allocation to stocks maintained for the entire reporting period. The benefits from this higher allocation to stocks were most evident during stock market rallies in December 2003 and November 2004. The returns of the fund were reduced by this strategy during July and August of 2004, when interest rates and stock prices declined.


STOCKS
The equity holdings of the fund produced lower returns than the S&P 500, which returned 12.86% during the reporting period. The fund's returns relative to the benchmark were reduced by a bias toward larger market capitalization stocks and the specific stocks owned within certain sectors.

During the reporting period, stock returns were positive for most domestic and global equity market benchmarks overall, continuing the trend that began in the first quarter of 2003. In general, small and middle market capitalization stocks had higher returns than large market capitalization stocks during the reporting period. The fund's returns relative to the S&P 500 were reduced by a higher-than-benchmark exposure to large market capitalization stocks.

Value-based strategies generally outperformed growth-based strategies as well. The fund benefited from a slight value bias maintained during the reporting period.

Sector allocation was a positive contributor to performance, while stock selection was a negative contributor. From a sector positioning standpoint, the fund's returns were aided by being overweight Energy, Telecommunication Services, and Industrials. The fund's returns were limited by being underweight Utilities and being overweight Materials and Consumer Staples. On a stock selection basis, the fund's return was hindered by stock performance within the Information Technology, Utilities, and Healthcare sectors. The fund benefited from stock performance within the Energy and Industrials sectors.

Top contributors during the year were: Exxon Mobil , General Electric , Transocean Inc. , Halliburton , and Microsoft Corp. Laggards during the year were: Intel Corp. , Cisco Systems , Pfizer Inc. , Hewlett-Packard , and Tenet Healthcare .

FIXED INCOME
The bond portion of the fund outperformed its benchmark, the Lehman Aggregate, which returned 4.44%, during the reporting period.

The bond market continued to benefit investors over the past 12 months despite higher U.S. Treasury interest rates and commencement of the Federal Reserve Board's (the "Fed") program to gradually tighten monetary policy. The first of a series of 0.25% moves by the Fed began on June 30, 2004. Short- and intermediate-term interest rates rose over the past 12 months, while long-term rates were relatively unchanged. For example, Two-Year Treasury note rates had risen by 95 basis points in the last year, while 30-year U.S. Treasury bond rates had fallen 13 basis points. Spread bonds (such as agencies, corporates, mortgage-backed securities and asset-backed securities) produced positive excess returns compared to similar duration Treasury issues.

The portfolio's sector and security selection had the greatest positive impact on the fund's performance during the past year, while its duration management also added to returns. The portfolio duration was at 91% of the benchmark for most of the past 12 months and slightly barbelled. Sector allocation was a huge benefit to the portfolio due to a sizeable overweight in investment-grade and noninvestment-grade corporate bonds, emerging markets, and international developed country bonds. An underweight to mortgage-backed securities in the latter part of the reporting period hurt performance.

Security selection in the fixed-income portion of the fund was a very positive addition due mostly to positions in Delphi Funding group and Union Central Life Insurance , two small- to mid-sized insurance companies that showed substantial financial improvement over the past year. The portfolio also benefited slightly from positions in BSkyB , Homer City , Valero Energy , and Mid-American Energy . Securities that hurt performance included positions in Citizens Communications , Cox Communications , Husky Oil , Kennametal , and Century Tel .


Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

1 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and unlike the fund, is not affected by cashflows. Investments cannot be made in an index.
2 The Lehman Aggregate is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. The index is unmanaged, and unlike the fund, is not affected by cashflows. Investments cannot be made in an index.







GROWTH OF A $10,000 INVESTMENT -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 (1) in the Federated Stock and Bond Fund, Inc. (Class A Shares) (the "Fund") from October 31, 1994 to November 30, 2004 compared to the Standard and Poor's 500 Index (S&P
500), (2) the Lehman Brothers Aggregate Bond Index (LBAB), (2) and the Lipper Balanced Funds Average (LBFA). (3)





Average Annual Total Return 4 for the Period Ended 11/30/2004





1 Year                        1.97%


5 Years                       2.08%


10 Years                      8.20%




[GRAPHIC ILLUSTRATION-Federated Stock & Bond Fund, Inc.] The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A Shares of Federated Stock & Bond Fund, Inc. (the "Fund") are represented by a solid line. The S&P 500 is represented by a dotted line, the LBAB is represented by a broken line and the LBFA is represented by a dash/dot/dash line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the Fund, the S&P 500, the LBAB and the LBFA. The "x" axis reflects computation periods from 10/31/94 to 10/31/04. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class A Shares as compared to the S&P 500, the LBAB and the LBFA. The ending values were $21,480, $29,562, $21,806 and $20,944, respectively.


Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns reflect the maximum sales charge of 5.5%.
1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, LBAB and LBFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average. 2 The S&P 500 and LBAB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.
3 The LBFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.
4 Total return quoted reflects all applicable sales charges.




The Vintage Balanced Fund

The last year has been marked by solid economic growth, excellent profit growth, rising commodity prices and rising interest rates. The balance of positive and negative influences has resulted in an historically narrow range of trading, with a single significant rally occurring between the presidential election and the end of December.

The longevity and strength of the recovery in corporate profitability has surprised analysts for the last three quarters. While the job recovery has been somewhat slower than expected, corporate conservatism has resulted in margins that have now surpassed the cycle highs of 1999-2000.

Commodity prices have been a pivotal headwind for equities. Rising input costs for many corporations have resulted in efforts to push through price increases. Success increases fears of inflation, while failure to institute price increases raises fears of margin compression and production slowdowns.

Rising interest rates have also put a damper on equity valuations, with concerns that the Fed will need to continue raising rates for some time in order to control percolating inflation pressures. Still, the equity markets appear to be anticipating a much more hawkish Fed than the bond markets, as rates have risen but remain historically low at less than 4.5%.

Outside of the commodity driven sectors, we view this as a stock selection rather than a theme or sector driven market. Traditional sector rotation cycles have not materialized and 2004 produced a relatively modest spread in sector returns compared to recent years.

Over the twelve-month period ending March 31, 2005, the S&P 500 increased 4.8%, led by the energy sector with a return of 44.1%. The utility, industrials, and materials sectors also had strong returns for the period of 19.9%, 15.2%, and 14.8%, respectively. The financials and information technology sectors were the weakest performers, with declines of 3.4% and 2.9%, respectively, for the period.

The surging global oil demand, shortages of refining capacity, and unusual capital restraint produced the strong performance in the energy sector over the twelve-month period. In addition, the continuation of low interest rates and the prospect of increased generation revenues as a result of higher oil and natural gas prices resulted in strong utility sector performance. The industrials sector benefited from continuing growth in capital equipment purchases and strong demand for transportation services, which has been a result of the fact that many firms deferred purchases during the early part of the decade as a result of weak economic conditions. Further, the materials sector benefited from strong global demand for a variety of materials (steel, copper, etc.) as a result of high levels of construction and manufacturing activity, particularly in China and the U.S.

The underperformance of the financial sector resulted from the threat of rising interest rates and the fear of widespread accounting irregularities at large financial institutions as a result of those uncovered at American International Group. Concern surrounding the potential effects on the economy of higher interest rates and higher oil prices led to the decline in the information technology sector. Additionally, healthcare sector returns were negatively impacted by health concerns surrounding key drugs and the prospect for growth at many of the major pharmaceutical companies.

The March Fed statement noted that inflationary pressures have picked up in recent months. While we see some evidence of pricing power that has not existed for many years, we believe the disinflationary influences of globalization and technology-led productivity gains will prove to be more persistent than cost-push inflation.

For the remainder of the year, we see fears of inflation and high oil prices as being significant headwinds to stock prices. Likewise, the considerable deceleration in earnings growth means earnings are unlikely to be a significant upside catalyst on their own. Absolute valuations are not particularly compelling, but equities are unusually attractive when compared to other asset classes. Therefore, we expect range bound to lower trading, with a reduction in either inflation expectations or oil prices necessary to push stocks materially higher.

For the year, Exxon Mobil was the single greatest contributor to fund performance by a considerable margin as it was our largest energy sector holding. We also benefited by the strength of the transportation market with a position in Burlington Northern Santa Fe, which produced the highest percent return of any stock in the portfolio. Our ownership of Edison International, helped us keep pace with strong returns in the utility sector, while Praxair was our best performing materials holding.

Conversely, our positions in Citigroup and American International Group were hurt by concerns over interest rates and accounting fears. Likewise, the focus on health risks of key Pfizer drugs negatively impacted performance. Finally, technology stocks hindered fund performance with Cisco Systems having the most impact.

As we move into the next fiscal year, we are managing our energy position very close to the benchmark with an occasional bias to the upside. We are positioned to benefit from higher interest rates but are focusing on stock selection within the sectors in order to reduce volatility. We have a slight premium in dividend yield and maintain a valuation discount to the market, in order to maximize our relative performance in a market that lacks clear direction.


                  Value of a Hypothetical $10,000 Investment

[GRAPHIC ILLUSTRATION-Vintage Balanced Fund]
The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Vintage Balanced Fund (the "Fund") is represented by a solid line. The 50% S&P 500 Stock Index/50% Lehman Brothers Intermediate Government/Credit Index is represented by a broken line a. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the shares of the Fund and the 50% S&P 500 Stock Index/50% Lehman Brothers Intermediate Government/Credit Index. The "x" axis reflects computation periods from 6/1/95 to 3/31/05. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's shares as compared to the 50% S&P 500 Stock Index/50% Lehman Brothers Intermediate Government/Credit Index. The ending values were $20,547 and $22,758, respectively. The legend in the bottom quadrant of the graphic presentation indicates the Fund's Average Annual Total Returns for the one-year and three-year period ended 3/31/2005 and from the start of performance of (6/1/95). The total returns for the one year period, three-year and start of performance periods for the Fund were 1.61%, -4.02% and 6.04%, respectively.


Performance data quoted represent past performance; past performance is not predictive of future results. The value of shares in the Vintage Mutual Funds will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost. The composition of the Fund's holdings is subject to change. Performance data current to the most recent month end may be obtained by accessing the website at www.vintagefunds.com.

Bond Funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

The performance of the Vintage Balanced Fund is measured against a composite of the S&P 500 Index, an unmanaged index generally representative of the performance of the U.S. stock market, and the Lehman Brothers Intermediate Government/ Credit Index, an unmanaged index generally considered to be representative of the performance of government and corporate bonds with maturities of 1-10 years. In the composite, each index is given a 50% weighting. The two indices do not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance reflects the deduction of fees for these value-added services. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.












                       STATEMENT OF ADDITIONAL INFORMATION

                                  June __, 2005


                          Acquisition of the assets of

                              VINTAGE EQUITY FUND,
                       a portfolio of Vintage Mutual Funds

                           1415 28th Street, Suite 200
                            West Des Moines, IA 50266
                          Telephone No: 1-800-438-6875


                   By and in exchange for Class A Shares of

                      FEDERATED CAPITAL APPRECIATION FUND,
                      a portfolio of Federated Equity Funds

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-341-7400





                          Acquisition of the assets of

                              VINTAGE GROWTH FUND,
                       a portfolio of Vintage Mutual Funds

                           1415 28th Street, Suite 200
                            West Des Moines, IA 50266
                          Telephone No: 1-800-438-6875

                   By and in exchange for Class A Shares of

                      FEDERATED CAPITAL APPRECIATION FUND,
                      a portfolio of Federated Equity Funds

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-341-7400








                          Acquisition of the assets of

                             VINTAGE BALANCED FUND,
                       a portfolio of Vintage Mutual Funds

                           1415 28th Street, Suite 200
                            West Des Moines, IA 50266
                          Telephone No: 1-800-438-6875

                   By and in exchange for Class A Shares of

                        FEDERATED STOCK & BOND FUND, INC.

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                          Telephone No: 1-800-341-7400


      This Statement of Additional Information, dated ______________, 2005, is not a prospectus. A Combined Prospectus and Proxy Statement, dated ________________, 2005, related to the above-referenced matter may be obtained from Federated Equity Funds, on behalf of Federated Capital Appreciation Fund and Federated Stock & Bond Fund, Inc., at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. This Statement of Additional Information should be read in conjunction with such Combined Prospectus and Proxy Statement.








                                TABLE OF CONTENTS


1. Statement of Additional Information of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated December 31, 2004.

2. Statement of Additional Information of Federated Stock & Bond Fund, Inc., dated January 31, 2005.

3. Statement of Additional Information of the Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund, portfolios of Vintage Mutual Funds, Inc., dated July 29, 2004.

5. Audited Financial Statements of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated October 31, 2004.

6. Audited Financial Statements of Federated Stock & Bond Fund, Inc., dated November 30, 2004.

7. Audited Financial Statements of the Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund, portfolios of Vintage Mutual Funds, Inc., dated March 31, 2005.

8. Unaudited Financial Statements of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated April 30, 2005.

9. Unaudited Financial Statements of Federated Stock & Bond Fund, Inc., dated May 31, 2004.

10. Unaudited Financial Statements of the Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced, a portfolio of Vintage Mutual Funds, Inc., dated September 30, 2004.

         .




 PAGE 11





                      INFORMATION INCORPORATED BY REFERENCE

      The Statement of Additional Information of Federated Capital Appreciation Fund, a portfolio of Federated Equity Funds, dated December 31, 2004, is incorporated by reference to Federated Equity Funds' Post-Effective Amendment No. 67 to its Registration Statement on Form N-1A (File No. 2-91090), which was filed with the Securities and Exchange Commission on or about December 30, 2004. A copy may be obtained from the Fund at 1-800-341-7400.

      The Statement of Additional Information of Federated Stock & Bond Fund, Inc., dated January 31, 2005, is incorporated by reference to Federated Stock & Bond Fund, Inc.'s Post-Effective Amendment No. 108 to its Registration Statement on Form N-1A (File No. 2-10415), which was filed with the Securities and Exchange Commission on or about January 31, 2005. A copy may be obtained from the Fund at 1-800-341-7400.

    The Statement of Additional Information of Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund, portfolios of Vintage Mutual Funds, Inc., dated July 29, 2004, is incorporated by reference to Vintage Mutual Fund, Inc.'s Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A (File No. 33-87498), which was filed with the Securities and Exchange Commission on or about July 29, 2004. A copy may be obtained from the Fund at 1-800-438-6875.

      The audited financial statements of Federated Capital Appreciation Fund, dated October 31, 2004, are incorporated by reference to the Annual Report to shareholders of Federated Capital Appreciation Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about December 29, 2004.

      The audited financial statements of Federated Stock & Bond Fund, Inc., dated November 30, 2004, are incorporated by reference to the Annual Report to shareholders of Federated Stock & Bond Fund, Inc., which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about January 28, 2005.

      The audited financial statements of Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund., dated March 31, 2005, are incorporated by reference to the Annual Report to shareholders of Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about May 26, 2005.

      The unaudited financial statements of Federated Capital Appreciation Fund, dated April 30, 2005 are incorporated by reference to the Semi-Annual Report to shareholders of Federated Capital Appreciation Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about June 27, 2005.

      The unaudited financial statements of Federated Stock & Bond Fund, Inc., dated May 31, 2004 are incorporated by reference to the Semi-Annual Report to shareholders of Federated Stock & Bond Fund, Inc., which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about July 26, 2004.

      The unaudited financial Statements of Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund dated, dated September 30, 2004 are incorporated by reference to the Semi-Annual Report to shareholders of Vintage Equity Fund, Vintage Growth Fund and Vintage Balanced Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about December 3, 2004.





                                      - 3 -



                           VINTAGE MUTUAL FUNDS, INC.
                               Vintage Equity Fund
                               Vintage Growth Fund
                              Vintage Balanced Fund



Investment Adviser
Investors Management Group, Ltd.
1415 28th Street
Suite 200
West Des Moines, IA 50266

Distributor
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

Administrator
Investors Management Group, Ltd.
1415 28th Street
Suite 200
West Des Moines, IA 50266


















PART C.    OTHER INFORMATION.

Item 15.  Indemnification:

Indemnification is provided to Trustees and officers of Federated Stock & Bond Fund, Inc. (the "Registrant") pursuant to the Registrant's Articles of Incorporation and Bylaws, except where such indemnification is not permitted by law. However, the Articles of Incorporation and Bylaws do not protect the Directors or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Directors and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers, and controlling persons of the Registrant by the Registrant pursuant to the Articles of Incorporation or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Directors, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Directors, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the 1940 Act for Directors, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Directors who are not interested persons of the Registrant or (ii)
 by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking;
(ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Directors or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.  Exhibits

1 Conformed copy of Articles of Amendment to the Articles of Incorporation of the Registrant; (25)
1.1 Conformed copy of Articles Supplementary, to the Articles of Incorporation of the Registrant; (25)

2.    Copies of By-Laws of the Registrant as amended; (14)
2.1   Copy of Amendment #13 to the By-Laws of the Registrant; (19)
2.2   Copy of Amendment #14 to the By-Laws of the Registrant; (19)
2.3   Copy of Amendment #15 to the By-Laws of the Registrant; (19)
2.4   Copy of Amendment #16 to the By-Laws of the Registrant; (22)
2.5   Copy of Amendment #17 to the By-Laws of the Registrant; (24)
2.6   Copy of Amendment #18 to the By-Laws of the Registrant; (25)

3.    Not Applicable

4. Agreement and Plan of Reorganization is included as Exhibit 1 to the Combined Proxy Statement and Prospectus of the Registration Statement*

5. Copy of Specimen Certificate for Shares of Capital Stock of the Registrant; (15)
5.1 Copy of Specimen Certificate for Shares of Capital Stock (Class B Shares) of the Registrant; (16)
5.2 Copy of Specimen Certificate for Shares of Capital Stock (Class C Shares) of the Registrant; (16)

6. Conformed copy of Investment Advisory Contract of the Registrant; (13) 6.1 Conformed Copy of the Amendment to the Investment Advisory Contract of the
      Registrant; (21)
6.2 Conformed copy of Assignment of Investment Advisory Contract of the Registrant; (24)
6.3   Conformed copy of Sub-Advisory Agreement of the Registrant; (24)

7. Conformed copy of Distributor's Contract including Exhibit A of the Registrant; (12)
7.1 Conformed copy of Exhibit B to the Distributor's Contract of the Registrant; (15)
7.2 Conformed Copy of Distributor's Contract and Exhibit 1 to the Distributor's Contract of the Registrant; (18)
7.3 The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service 7.4 Conformed Copy of Amendment dated June 01, 2001 to the Distributor's
Contract of the Registrant; (21)
7.5 Conformed copy of Exhibit B to the Distributor's Contract of the Registrant; (23)
7.6 Conformed copy of Exhibit C to the Distributor's Contract of the Registrant; (23)
7.7 Conformed copy of Amendment dated October 01, 2003 to the Distributor's Contract of the Registrant; (24)

8. Not Applicable

9. Conformed copy of Custodian Agreement of the Registrant; (13) 9.1 Conformed copy of Custodian Fee Schedule; (17)

10. Copy of Distribution Plan of the Registrant dated February 12, 2004; (25)
10.1 Conformed copy of Exhibit A to the Distribution Plan of the Registrant;
(25) 10.2 Conformed copy of Exhibit B to the Distribution Plan of the Registrant; (25) 10.3 Conformed copy of Exhibit 1 Amendment to Distribution Plan of the Registrant
      (Class B Shares); (18)

11. Form of Opinion and Consent of Counsel regarding the legality of Shares being issued; *

12. Form of Opinion regarding tax consequences of Reorganization; (to be filed by amendment)

13. The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos.
      33-29838 and 811-5843)
13.1 The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item (h)(viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
13.2 The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv)of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115);

13.3 The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(ix)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2005. (File Nos. 33-60411 and 811-07309);
13.4 Conformed copy of Principal Shareholder Servicer's Agreement (Class B Shares); (18)
13.5  Conformed copy of Shareholder Services Agreement (Class B Shares); (18)

14. Conformed copy of Consent of Independent Auditors of Federated Stock & Bond Fund, Inc.; *
14.1 Conformed copy of Consent of Independent Auditors of Vintage Mutual Funds, Inc.; *

15.   Not Applicable

16. Conformed copy of Power of Attorney of the Registrant; (22) 16.1 Conformed copy of Limited Power of Attorney of the Registrant; (16) 16.2 Conformed copy of Power of Attorney of Chief Investment Officer of the
      Registrant; (22)
16.3  Conformed copy of Power of Attorney of Treasurer of the Registrant; (19)

17. Form of Proxy; *

---------------------------------------------------------
* All exhibits are being filed electronically.
12.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 83 filed on Form N-1A December
      28, 1993.(File Nos. 2-10415 and 811-1)
13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 85 filed on Form N-1A December
      29, 1994.(File Nos. 2-10415 and 811-1)
14.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 87 filed on Form N-1A December
      27, 1995. (File Nos. 2-10415 and 811-1)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 88 filed on Form N-1A July 1, 1996. (File Nos. 2-10415 and 811-1)
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 91 filed on Form N-1A December
      23, 1996. (File Nos. 2-10415 and 811-1)
17.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 94 filed on Form N-1A October 31,
      1997. (File Nos. 2-10415 and 811-1)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 96 filed on Form N-1A December
      29, 1997. (File Nos. 2-10415 and 811-1)
19.   Response is incorporated by reference to Registrant's
      Post-Effective Amendment No. 98 filed on Form N-1A December
      30, 1998. (File Nos. 2-10415 and 811-1)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 102 filed on Form N-1A December
      26, 2001 (File Nos. 2-10415 and 811-1)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 103 filed on Form N-1A December 30, 2002 (File Nos. 2-10415 and 811-1)
23. Response is incorporated by reference to Registrant's Post Effective Amendment No. 105 filed on Form N-1A April 01, 2003 (File Nos.
      2-10415 and 811-1)
24. Response is incorporated by reference to Registrant's Post Effective Amendment No. 106 filed on Form N-1A January 23, 2004 (File Nos. 2-10415 and 811-1)
25. Response is incorporated by reference to Registrant's Post Effective Amendment No. 107 filed on Form N-1A November 12, 2004 (File Nos. 2-10415 and 811-1)


Item 17.  Undertakings
      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.






                               SIGNATURES
      Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, STOCK & BOND FUND, INC., has duly caused its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of June, 2005.

                  FEDERATED STOCK AND BOND FUND, INC.
                         BY: /s/ Todd P. Zerega
                  Todd P. Zerega, Assistant Secretary
                             June 28, 2005

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                    TITLE                   DATE
----                    -----                   ----
By: /s/ Todd P. Zerega
Todd P. Zerega          Attorney In Fact              June 28, 2005
ASSISTANT SECRETARY     For the Persons
                        Listed Below

John F. Donahue*              Chairman and Director

J.                            Christopher Donahue* President and Director
                              (Principal Executive Officer)

Richard J. Thomas *             Treasurer
                                (Principal Financial Officer)

Thomas G. Bigley*               Director

John T. Conroy, Jr.*            Director

Nicholas P. Constantakis*       Director

John F. Cunningham*             Director

Lawrence D. Ellis, M.D.*        Director

Peter E. Madden*                Director

Charles F. Mansfield, Jr*       Director

John E. Murray, Jr., J.D., S.J.D.* Director

Marjorie P. Smuts*              Director

John S. Walsh*                  Director

* By Power of Attorney